UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.19

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 24, 2020

This report provides management’s discussion of fund performance for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2019.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	2.18%	7.39%

Class C Shares	1.80%	6.60%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	2.07%	7.30%

Class C Shares	1.69%	6.51%

Advisor Class Shares[1]	2.29%	7.67%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	2.06%	7.29%

Class C Shares	1.58%	6.48%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	2.27%	7.76%

Class C Shares	1.89%	7.06%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	2.18%	6.98%

Class C Shares	1.69%	6.18%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	2.22%	7.57%

Class C Shares	1.74%	6.76%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	2.16%	7.38%

Class C Shares	1.79%	6.60%

Advisor Class Shares[1]	2.29%	7.74%

Bloomberg Barclays Municipal Bond Index	2.39%	8.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2019. All share classes of all Portfolios underperformed the benchmark for both periods, before sales charges.

Arizona Portfolio: During both periods, yield-curve positioning within six- to seven-year duration municipals detracted, relative to the benchmark. Security selection within the special tax sector detracted, while selection in miscellaneous revenue contributed. Yield-curve positioning in seven- to 10-year duration municipals contributed.

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Massachusetts Portfolio: During both periods, yield-curve positioning in seven- to 10-year duration municipals contributed, relative to the benchmark. For the six-month period, yield-curve positioning in four- to five-year duration municipals detracted. Security selection within the pre-refunded bond sector detracted, while selection in not-for-profit health care contributed. For the 12-month period, yield-curve positioning in six- to seven-year duration municipals detracted. Security selection in private higher education detracted, while selection in industrial development utilities contributed.

Minnesota Portfolio: During both periods, yield-curve positioning in four- to five-year duration municipals detracted, relative to the benchmark, while positioning in seven- to 10-year duration municipals contributed. For the six-month period, security selection within the public higher education sector detracted, while selection in pre-refunded bonds contributed. For the 12-month period, security selection within local general obligation (“GO”) detracted, while selection in not-for-profit health care contributed.

New Jersey Portfolio: For the six-month period, yield-curve positioning in six- to seven-year duration municipals detracted, relative to the benchmark. Security selection within the toll roads/transit sector detracted, while selection in ports contributed. Yield-curve positioning in three- to four-year duration municipals contributed. For the 12-month period, yield-curve positioning in over 10-year duration municipals detracted. Security selection in public higher education detracted, while selection in industrial development airlines contributed. Yield-curve positioning in five- to six-year duration municipals contributed.

Ohio Portfolio: During both periods, yield-curve positioning in over 10-year duration municipals detracted, relative to the benchmark, while yield-curve positioning in five- to six-year duration municipals contributed. For the six-month period, security selection within the public higher education sector detracted, while selection in not-for-profit health care contributed. For the 12-month period, security selection in local GO detracted, while selection in multi-family housing contributed.

Pennsylvania Portfolio: During both periods, yield-curve positioning in four- to five-year duration municipals detracted, relative to the benchmark, while positioning in seven- to 10-year duration municipals contributed. For the six-month period, security selection within the pre-refunded bond sector detracted, while selection in not-for-profit health care contributed. For the 12-month period, security selection in local GO detracted, while selection in tax-supported state leases contributed.

Virginia Portfolio: During both periods, yield-curve positioning in seven- to 10-year duration municipals contributed, relative to the benchmark. For the six-month period, yield-curve positioning in four- to five-year duration municipals detracted. Security selection within the local GO sector

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detracted, while selection in toll roads/transit contributed. For the 12-month period, yield-curve positioning in over 10-year duration municipals detracted. Security selection in special tax detracted, while selection in multi-family housing contributed.

All Portfolios used derivatives in the form of interest rate swaps and inflation swaps for hedging purposes, which had no material impact on absolute returns for either period.

MARKET REVIEW AND INVESTMENT STRATEGY

Continued falling interest rates and strong relative performance for mid-grade and high-yield municipal bonds were prominent themes throughout the six-month period ended November 30, 2019. The yield for the 10-year US Treasury fell roughly 0.35% over the period as the US Federal Reserve (“the Fed”) cut interest rates three times during the period, taking the target for the Federal Funds rate down by 0.75% for the year. The newly imposed limit on state and local tax deductions has resulted in increased demand for municipals, and municipal supply continues to be light. Lipper reported that municipal mutual funds had $84 billion of inflows through November 30, 2019, while the Fed’s most recent data showed the outstanding volume of municipal bonds shrank by $21 billion through the third quarter of 2019.

Long-maturity and high-yield municipal bonds were the best performers during the six-month period, reflective of investors’ demand for additional income in the recent low-yield environment. The Portfolios generally maintained a slightly defensive interest-rate stance as the historically flat yield curve did not adequately compensate investor risk for taking additional long exposure. Given the fundamental strength of municipalities, the Portfolios’ Senior Investment Management Team maintained the Portfolios’ overweight to mid-grade municipals during the period.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	11.58%	5.17%

Massachusetts	5.02%	0.00%

Minnesota	2.09%	0.00%

New Jersey	27.68%	12.38%

Ohio	2.38%	0.00%

Pennsylvania	12.14%	1.71%

Virginia	2.17%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

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DISCLOSURES AND RISKS (continued)

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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DISCLOSURES AND RISKS (continued)

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.16%	1.87%

1 Year	7.39%	4.21%

5 Years	3.45%	2.83%

10 Years	4.01%	3.69%

CLASS C SHARES			0.45%	0.73%

1 Year	6.60%	5.60%

5 Years	2.67%	2.67%

10 Years	3.27%	3.27%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01% and 1.76% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.78% and 1.53% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.54%

5 Years	2.74%

10 Years	3.67%

CLASS C SHARES

1 Year	4.98%

5 Years	2.61%

10 Years	3.26%

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.18%	1.91%

1 Year	7.30%	4.05%

5 Years	2.97%	2.35%

10 Years	3.76%	3.44%

CLASS C SHARES			0.47%	0.76%

1 Year	6.51%	5.51%

5 Years	2.21%	2.21%

10 Years	3.02%	3.02%

ADVISOR CLASS SHARES[3]			1.46%	2.37%

1 Year	7.67%	7.67%

Since Inception[4]	2.32%	2.32%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.48%

5 Years	2.22%

10 Years	3.48%

CLASS C SHARES

1 Year	4.92%

5 Years	2.09%

10 Years	3.06%

ADVISOR CLASS SHARES[1]

1 Year	6.87%

Since Inception[2]	2.31%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.79%	1.35%

1 Year	7.29%	4.05%

5 Years	2.90%	2.29%

10 Years	3.58%	3.26%

CLASS C SHARES			0.07%	0.12%

1 Year	6.48%	5.48%

5 Years	2.13%	2.13%

10 Years	2.83%	2.83%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.24%

5 Years	2.20%

10 Years	3.28%

CLASS C SHARES

1 Year	4.62%

5 Years	2.05%

10 Years	2.85%

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HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.12%	1.89%

1 Year	7.76%	4.57%

5 Years	3.62%	3.00%

10 Years	4.07%	3.76%

CLASS C SHARES			0.42%	0.71%

1 Year	7.06%	6.06%

5 Years	2.84%	2.84%

10 Years	3.33%	3.33%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.07% and 1.82% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	4.01%

5 Years	2.95%

10 Years	3.81%

CLASS C SHARES

1 Year	5.48%

5 Years	2.77%

10 Years	3.36%

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HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.08%	1.75%

1 Year	6.98%	3.77%

5 Years	3.22%	2.59%

10 Years	3.47%	3.16%

CLASS C SHARES			0.37%	0.60%

1 Year	6.18%	5.18%

5 Years	2.43%	2.43%

10 Years	2.72%	2.72%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.11% and 1.86% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.33%

5 Years	2.50%

10 Years	3.18%

CLASS C SHARES

1 Year	4.72%

5 Years	2.34%

10 Years	2.76%

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.00%	1.59%

1 Year	7.57%	4.39%

5 Years	3.33%	2.71%

10 Years	3.96%	3.64%

CLASS C SHARES			0.29%	0.46%

1 Year	6.76%	5.76%

5 Years	2.54%	2.54%

10 Years	3.21%	3.21%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.12% and 1.87% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.77%

5 Years	2.58%

10 Years	3.69%

CLASS C SHARES

1 Year	5.10%

5 Years	2.44%

10 Years	3.24%

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HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.21%	1.98%

1 Year	7.38%	4.20%

5 Years	3.21%	2.57%

10 Years	3.97%	3.65%

CLASS C SHARES			0.51%	0.83%

1 Year	6.60%	5.60%

5 Years	2.45%	2.45%

10 Years	3.23%	3.23%

ADVISOR CLASS SHARES[3]			1.50%	2.45%

1 Year	7.74%	7.74%

Since Inception[4]	2.65%	2.65%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.66% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2019.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.61%

5 Years	2.51%

10 Years	3.68%

CLASS C SHARES

1 Year	5.08%

5 Years	2.39%

10 Years	3.26%

ADVISOR CLASS SHARES[1]

1 Year	7.02%

Since Inception[2]	2.69%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.80	$3.94	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class C
Actual	$1,000	$1,018.00	$7.72	1.53%
Hypothetical**	$1,000	$1,017.35	$7.72	1.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,020.70	$3.94	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class C
Actual	$1,000	$1,016.90	$7.71	1.53%
Hypothetical**	$1,000	$1,017.35	$7.72	1.53%
Advisor Class
Actual	$1,000	$1,022.90	$2.68	0.53%
Hypothetical**	$1,000	$1,022.35	$2.68	0.53%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,020.60	$4.29	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class C
Actual	$1,000	$1,015.80	$8.06	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

AB New Jersey Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.70	$4.25	0.84%
Hypothetical**	$1,000	$1,020.80	$4.24	0.84%
Class C
Actual	$1,000	$1,018.90	$8.03	1.59%
Hypothetical**	$1,000	$1,017.05	$8.02	1.59%

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

EXPENSE EXAMPLE (continued)

(unaudited)

AB Ohio Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.80	$4.09	0.81%
Hypothetical**	$1,000	$1,020.95	$4.09	0.81%
Class C
Actual	$1,000	$1,016.90	$7.92	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.20	$4.30	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class C
Actual	$1,000	$1,017.40	$8.07	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

AB Virginia Portfolio

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.60	$4.04	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$1,017.90	$7.82	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Advisor Class
Actual	$1,000	$1,022.90	$2.78	0.55%
Hypothetical**	$1,000	$1,022.25	$2.78	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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BOND RATING SUMMARY1

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

BOND RATING SUMMARY1 (continued)

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1 (continued)

November 30, 2019 (unaudited)

1

All data are as of November 30, 2019. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 97.7%
Arizona – 79.3%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,596,360
Series 2013A 5.00%, 7/01/37	3,000	3,258,360
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 7/01/26	1,000	1,002,840
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/34	3,000	3,434,910
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 5/20/33	1,079	1,188,714
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 6/01/58	2,300	2,684,974
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 5/01/43-5/01/48	2,100	2,393,252
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,345,733
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 7/01/35	3,450	4,014,903
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,181,800
City of Mesa AZ Series 2013 5.00%, 7/01/32 (Pre-refunded/ETM)	5,000	5,488,850
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 7/01/32	1,000	1,125,160

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017A 5.00%, 7/01/33	$750	$899,505
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 7/01/30	520	627,416
City of Tucson AZ Water System Revenue Series 2012 5.00%, 7/01/28 (Pre-refunded/ETM)	500	549,555
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,044,345
County of Pinal AZ Series 2014 5.00%, 8/01/32	2,840	3,262,876
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/36	1,000	1,079,990
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 5/15/39	1,000	1,127,810
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,735,600
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 7/01/32 (Pre-refunded/ETM)	250	268,738
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 7/01/37-7/01/42	2,250	2,641,702
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,715,150
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 1/01/33-1/01/35	3,400	4,064,552

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(a)	$830	$944,540
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 7/01/37	750	887,505
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/36-7/01/47	2,450	2,734,937
Maricopa County Special Health Care District Series 2018C 5.00%, 7/01/34-7/01/36	4,700	5,792,204
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 7/01/37	2,500	2,986,450
Northern Arizona University BAM Series 2015 5.00%, 6/01/34	1,000	1,163,040
Pima County Regional Transportation Authority Series 2011 5.00%, 6/01/26 (Pre-refunded/ETM)	2,000	2,114,380
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/22	1,400	1,402,128
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/29	1,500	1,637,895
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	2,500	3,333,525
5.25%, 12/01/22-12/01/23	1,165	1,303,495
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28 (Pre-refunded/ETM)	6,000	6,017,820

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 6/01/44	$1,200	$1,345,488
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/54	815	896,019
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)	400	455,752
University of Arizona (The) Series 2014 5.00%, 8/01/33	3,765	4,325,081
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 7/01/33-7/01/34	3,940	4,375,455

		94,448,809

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	215	247,173

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	245	274,824

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	465	478,220

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/36	520	600,730

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 3.0%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	$100	$109,190
City of Orlando FL Series 2014A 5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,134,896
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	235	222,921
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 6/01/35	1,000	1,140,300

		3,607,307

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 1/01/56	200	230,864

Guam – 1.7%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	775	872,549
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	875	997,622
Territory of Guam 5.00%, 11/15/31	100	117,066

		1,987,237

Illinois – 2.4%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	335	389,826
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,503,252

		2,893,078

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(a)	145	146,253

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 6/01/41	$1,000	$1,158,710

Louisiana – 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	500	560,435

Michigan – 0.1%
City of Detroit MI 5.00%, 4/01/36	50	56,181

New York – 0.6%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	700	739,396

North Carolina – 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	600	637,746
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	500	532,795

		1,170,541

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	320	343,200

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	100	112,377

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 2007V 5.25%, 7/01/29	$100	$107,546
Puerto Rico Highway & Transportation Authority AGC Series 2007C 5.50%, 7/01/31	140	160,562
AGC Series 2007N 5.25%, 7/01/34-7/01/36	335	376,526
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	345	353,194
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 7/01/25	100	110,696
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	130	96,137
Series 2019A 4.329%, 7/01/40	105	106,443
5.00%, 7/01/58	375	393,094

		1,816,575

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	620	725,543

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	165	170,303

Texas – 3.6%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(a)	290	313,908
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34	1,000	1,152,460

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015B 5.00%, 1/01/34	$1,300	$1,498,887
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	840	868,123
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	420	421,873

		4,255,251

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 1/01/38(a)(b)	225	254,860
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 1/01/55(a)	100	108,303

		363,163

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)	105	109,247

Total Municipal Obligations (cost $109,549,488)		116,383,040

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(c)(d)(e) (cost $447,867)	447,867	447,867

Total Investments – 98.1% (cost $109,997,355)		116,830,907
Other assets less liabilities – 1.9%		2,292,743

Net Assets – 100.0%		$119,123,650

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,740	1/15/25	1.671%	CPI#	Maturity	$2,110	$—	$2,110
USD	1,000	8/09/24	1.690%	CPI#	Maturity	(1,718)	—	(1,718)
USD	5,740	6/17/24	1.760%	CPI#	Maturity	(26,281)	—	(26,281)

						$(25,889)	$—	$(25,889)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,680	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$3,777	$—	$3,777
USD	3,150	9/13/24	3 Month LIBOR	1.526%	Quarterly/ Semi- Annual	(13,475)	—	(13,475)
USD	3,500	10/15/24	3 Month LIBOR	1.582%	Quarterly/ Semi- Annual	(3,374)	—	(3,374)
USD	1,710	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi- Annual	(3,628)	—	(3,628)
USD	1,245	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi- Annual	(27,511)	—	(27,511)
USD	1,245	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi- Annual	(27,163)	—	(27,163)
USD	850	9/09/39	3 Month LIBOR	1.610%	Quarterly/ Semi- Annual	(37,599)	—	(37,599)

						$(108,973)	$—	$(108,973)

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,883	10/15/20	2.210%	CPI	#	Maturity	$(20,660)	$—	$(20,660)
Barclays Bank PLC	USD	3,677	9/20/20	2.263%	CPI	#	Maturity	(44,594)	—	(44,594)
Barclays Bank PLC	USD	3,497	10/15/20	2.208%	CPI	#	Maturity	(38,192)	—	(38,192)
Citibank, NA	USD	2,540	10/17/20	2.220%	CPI	#	Maturity	(28,254)	—	(28,254)
JPMorgan Chase Bank, NA	USD	3,358	8/30/20	2.210%	CPI	#	Maturity	(37,679)	—	(37,679)
JPMorgan Chase Bank, NA	USD	3,850	7/15/24	2.165%	CPI	#	Maturity	(66,591)	—	(66,591)

								$(235,970)	$—	$(235,970)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/29	1.120%	SIFMA	*	Quarterly	$21,884	$—	$21,884
Citibank, NA	USD	1,675	10/09/29	1.125%	SIFMA	*	Quarterly	21,023	—	21,023

								$42,907	$—	$42,907

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $3,357,274 or 2.8% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.6% and 5.2%, respectively.

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 97.1%
Massachusetts – 77.2%
Commonwealth of Massachusetts Series 2013 5.00%, 6/01/31 (Pre-refunded/ETM)	$1,000	$1,057,960
Series 2015A 5.00%, 7/01/35(a)	10,000	11,753,200
Series 2018A 5.00%, 1/01/42	5,000	6,051,900
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) AGM Series 2005A 3.549% (CPI + 1.67%), 6/01/20(b)	2,000	2,017,620
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31	1,000	1,165,330
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 7/01/29	645	659,177
Massachusetts Development Finance Agency Series 2011 5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,422,380
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 6/01/39	1,400	1,681,680
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,814,520
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,221,986
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,319,907
Series 2017T 5.00%, 7/01/37	1,000	1,214,280

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 7/01/44	$3,755	$4,214,537
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/35-10/01/39	4,915	6,177,619
Massachusetts Development Finance Agency (Children’s Hospital Corp Obligated Group (The)) Series 2014P 5.00%, 10/01/34	1,055	1,217,006
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 1/01/34-1/01/36	2,435	2,832,807
5.25%, 1/01/42	1,000	1,161,950
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/31-10/01/34	4,100	4,762,081
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,598,200
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/37	1,150	1,293,647
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 7/01/39	2,055	2,378,539
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,068,270
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,280,802
5.25%, 7/01/42	1,330	1,420,706

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/47(c)	$2,000	$2,198,360
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 7/15/40	2,500	3,597,225
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/34-10/01/35	3,980	4,809,967
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 7/01/36	2,000	2,138,400
5.00%, 7/01/41	2,500	2,855,200
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 7/01/33	1,250	1,471,413
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	1,500	1,751,970
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 7/01/38-7/01/44	4,000	4,717,380
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	1,460	1,541,614
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,403,782
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 6/01/48	3,000	3,594,210
Massachusetts Health & Educational Facilities Authority Series 2010 5.25%, 7/01/38 (Pre-refunded/ETM)	2,500	2,559,575
Series 2010C 5.375%, 7/01/35 (Pre-refunded/ETM)	1,005	1,029,080

44 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	$210	$210,643
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,225,775
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	2,808,355
Series 2012B 5.00%, 7/01/32	1,430	1,558,471
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/32 (Pre-refunded/ETM)	3,720	3,988,696
Series 2015B 5.00%, 1/15/30 (Pre-refunded/ETM)	3,770	4,482,982
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 5/15/32	2,500	2,796,800
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,576,902
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,125,280
Series 2016C 5.00%, 8/01/33	5,500	6,658,080
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	6,351,840
University of Massachusetts Building Authority (University of Massachusetts Boston) Series 20141 5.00%, 11/01/44	2,000	2,297,220
Series 20173 5.00%, 11/01/34	2,500	3,096,200

		166,631,524

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(c)	$415	$477,101

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(c)	465	521,604

Arizona – 2.4%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,350,038
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	880,050

		5,230,088

California – 0.6%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	360	361,228
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47	875	899,876

		1,261,104

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	1,000	1,091,330

Connecticut – 0.5%
State of Connecticut Series 2015F 5.00%, 11/15/32	1,000	1,165,130

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 1.9%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(c)	$100	$109,190
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/27	3,000	3,471,120
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(c)	420	398,412

		3,978,722

Guam – 1.8%
Guam Government Waterworks Authority Series 2017 5.00%, 7/01/40	1,525	1,758,203
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	1,770	2,018,116
Territory of Guam 5.00%, 11/15/31	100	117,066

		3,893,385

Illinois – 1.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	650	756,379
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 5/15/37	1,050	1,119,457
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24	310	305,558

		2,181,394

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(c)	270	272,333

Michigan – 0.8%
City of Detroit MI 5.00%, 4/01/36	90	101,126

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	$1,605	$1,690,707

		1,791,833

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	1,170	1,368,596

New York – 2.5%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,462,400

North Carolina – 1.1%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	1,062,910
North Carolina Turnpike Authority Series 2017 5.00%, 1/01/32	1,000	1,189,020

		2,251,930

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	643,500

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017A 5.00%, 8/01/33	1,000	1,208,230
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	1,140	1,314,511

		2,522,741

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	$240	$269,705
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	160	178,859
AGC Series 2007C 5.50%, 7/01/31	110	126,156
AGC Series 2007N 5.25%, 7/01/34-7/01/36	540	607,042
NATL Series 2005L 5.25%, 7/01/35	105	112,009
NATL Series 2007N 5.25%, 7/01/32	100	107,160
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	695	715,704
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	640	655,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	238	176,006
Series 2019A 4.329%, 7/01/40	180	182,473
4.55%, 7/01/40	22	22,720
5.00%, 7/01/58	685	718,051

		3,871,085

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(c)	310	319,963

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 1.6%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(c)	$540	$584,518
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34	1,000	1,152,460
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,090	1,126,493
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	547,431

		3,410,902

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/25	1,000	1,145,560

Total Municipal Obligations (cost $197,146,878)		209,492,225

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(d)(e)(f) (cost $2,343,074)	2,343,074	2,343,074

Total Investments – 98.2% (cost $199,489,952)		211,835,299
Other assets less liabilities – 1.8%		3,980,680

Net Assets – 100.0%		$215,815,979

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,250	6/17/24	1.760%	CPI	#	Maturity	$(46,930)	$—	$(46,930)
USD	1,500	8/09/24	1.690%	CPI	#	Maturity	(2,578)	—	(2,578)
USD	5,110	1/15/25	1.671%	CPI	#	Maturity	3,935	—	3,935

							$(45,573)	$—	$(45,573)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,200	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi- Annual	$(6,789)	$—	$(6,789)
USD	10,900	4/03/34	3 Month LIBOR	3.276%	Quarterly/ Semi- Annual	2,087,366	—	2,087,366
USD	19,615	4/01/39	3.022%	3 Month LIBOR	Semi- Annual/ Quarterly	(3,829,157)	—	(3,829,157)
USD	22,500	4/01/44	3 Month LIBOR	3.081%	Quarterly/ Semi- Annual	5,474,432	—	5,474,432
USD	4,885	4/23/49	2.801%	3 Month LIBOR	Semi- Annual/ Quarterly	(1,049,352)	—	(1,049,352)

						$2,676,500	$—	$2,676,500

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,825	9/20/20	2.263%	CPI	#	Maturity	$(82,773)	$—	$(82,773)
Barclays Bank PLC	USD	6,449	10/15/20	2.208%	CPI	#	Maturity	(70,432)	—	(70,432)
Barclays Bank PLC	USD	3,495	10/15/20	2.210%	CPI	#	Maturity	(38,347)	—	(38,347)
Citibank, NA	USD	4,690	10/17/20	2.220%	CPI	#	Maturity	(52,171)	—	(52,171)
JPMorgan Chase Bank, NA	USD	6,204	8/30/20	2.210%	CPI	#	Maturity	(69,614)	—	(69,614)
JPMorgan Chase Bank, NA	USD	7,130	7/15/24	2.165%	CPI	#	Maturity	(123,323)	—	(123,323)

								$(436,660)	$—	$(436,660)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/29	1.120%	SIFMA	*	Quarterly	$39,521	$—	$39,521
Citibank, NA	USD	3,025	10/09/29	1.125%	SIFMA	*	Quarterly	37,967	—	37,967

								$77,488	$—	$77,488

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2019.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $4,881,481 or 2.3% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 96.4%
Minnesota – 96.4%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014A 5.00%, 2/01/34	$1,695	$1,925,079
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/32	2,200	2,360,644
City of Bethel MN (Lodge at Stillwater LLC (The)) Series 2018 5.25%, 6/01/58	350	370,115
City of Center City MN (Hazelden Betty Ford Foundation) 4.00%, 11/01/41	850	936,572
Series 2014 5.00%, 11/01/29-11/01/44	800	891,460
City of Duluth MN Series 2016A 5.00%, 2/01/34	1,000	1,188,790
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 5/01/31	1,000	1,196,110
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/33	1,000	1,176,270
Series 2018A 5.00%, 11/15/36	2,000	2,459,560
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,048,240
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/28	1,355	1,666,000
NATL 2.35%, 8/01/28(a)	175	175,000

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Children’s Health Care Obligated Group) Series 2010A 5.25%, 8/15/25-8/15/35	$1,500	$1,539,455
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/48	1,000	1,118,080
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	95	96,448
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	2,900	3,359,297
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 8/01/49	395	433,987
Cloquet Independent School District No. 94 Series 2015B 5.00%, 2/01/31	2,200	2,587,420
Duluth Economic Development Authority (Essentia Health Obligated Group) 4.25%, 2/15/43	500	551,755
Series 2018A 5.00%, 2/15/48	1,000	1,185,650
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)	600	725,946
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 7/01/32	1,000	1,146,070
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	420	463,751
Minneapolis Special School District No. 1 Series 2016 5.00%, 2/01/31	3,000	3,676,920

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PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	$1,250	$1,253,762
Series 2012B 5.00%, 1/01/29	1,250	1,342,637
Minnesota Agricultural & Economic Development Board (Essentia Health Obligated Group) AGC Series 2008C-1 5.50%, 2/15/25	1,000	1,008,440
Minnesota Higher Education Facilities Authority Series 2012S 5.00%, 10/01/32 (Pre-refunded/ETM)	1,400	1,543,752
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) 4.00%, 12/01/40	750	824,295
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/36	500	568,320
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/45	1,100	1,275,956
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20107 5.00%, 10/01/20	255	255,028
Series 20158 5.00%, 12/01/32	1,000	1,178,550
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017A 4.00%, 10/01/34	800	896,592
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	864,113
New Prague Independent School District No. 721 Series 2015A 4.00%, 2/01/32	1,000	1,098,920
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019A 3.00%, 2/01/38	1,000	1,023,120

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Municipal Power Agency Series 2017 5.00%, 1/01/33-1/01/41	$1,150	$1,352,056
Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 1/01/47	2,000	2,399,960
St. Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,480,795
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,168,080
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40 (Pre-refunded/ETM)	2,500	2,884,500

Total Municipal Obligations (cost $53,276,067)		56,697,495

	Shares
SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(b)(c)(d) (cost $1,171,339)	1,171,339	1,171,339

Total Investments – 98.4% (cost $54,447,406)		57,868,834
Other assets less liabilities – 1.6%		955,961

Net Assets – 100.0%		$58,824,795

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,790	6/17/24	1.760%	CPI#	Maturity	$(12,774)	$—	$(12,774)
USD	430	8/09/24	1.690%	CPI#	Maturity	(739)	—	(739)
USD	1,510	1/15/25	1.671%	CPI#	Maturity	1,163	—	1,163

						$(12,350)	$—	$(12,350)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)
AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	19,870	11/12/39	3 Month LIBOR	3.320%	Quarterly/ Semi-Annual	$5,008,797	$—	$5,008,797
USD	390	11/12/39	3 Month LIBOR	3.342%	Quarterly/ Semi-Annual	99,785	—	99,785
USD	12,635	11/01/49	3.137%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,795,474)	—	(3,795,474)

						$1,313,108	$—	$1,313,108

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	921	10/15/20	2.210%	CPI	#	Maturity	$(10,105)	$—	$(10,105)
Barclays Bank PLC	USD	1,799	9/20/20	2.263%	CPI	#	Maturity	(21,818)	—	(21,818)
Barclays Bank PLC	USD	1,743	10/15/20	2.208%	CPI	#	Maturity	(19,036)	—	(19,036)
Citibank, NA	USD	1,270	10/17/20	2.220%	CPI	#	Maturity	(14,127)	—	(14,127)
JPMorgan Chase Bank, NA	USD	1,711	8/30/20	2.210%	CPI	#	Maturity	(19,199)	—	(19,199)
JPMorgan Chase Bank, NA	USD	1,920	7/15/24	2.165%	CPI	#	Maturity	(33,209)	—	(33,209)

								$(117,494)	$—	$(117,494)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/29	1.120%	SIFMA	*	Quarterly	$10,909	$—	$10,909
Citibank, NA	USD	835	10/09/29	1.125%	SIFMA	*	Quarterly	10,480	—	10,480

								$21,389	$—	$21,389

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2019 and the aggregate market value of this security amounted to $175,000 or 0.30% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
New Jersey – 77.0%
City of Jersey City NJ Series 2017A 5.00%, 11/01/31-11/01/37	$1,500	$1,813,580
City of Ocean City NJ 2.25%, 9/15/32	1,825	1,757,530
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/36	2,400	2,840,184
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 8/01/26	3,320	3,697,949
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 6/01/41	1,000	1,074,440
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	4,000	4,368,880
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,182,910
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 7/15/32	1,000	1,161,540
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,124,080
5.50%, 1/01/27	1,000	1,145,730
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/47	2,000	2,280,260
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 6/01/32	1,765	2,151,676

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	$1,165	$1,269,885
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 7/01/34	2,500	2,882,975
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 7/01/31 (Pre-refunded/ETM)	1,800	2,056,652
AGC Series 2004A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,382,988
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	45	45,149
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,950	2,360,533
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,835	2,207,028
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 7/01/33	1,000	1,194,470
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	2,750	3,222,035
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 6/15/41	1,250	1,407,212
Series 2018A 5.00%, 12/15/35	1,750	2,032,660

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2019A 5.00%, 1/01/48	$680	$822,739
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	8,258,720
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 9/01/35	3,445	2,237,838
Rutgers The State University of New Jersey Series 2013L 5.00%, 5/01/30 (Pre-refunded/ETM)	3,400	3,835,370
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 6/01/46	2,040	2,252,323
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	1,590	1,595,008
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	3,060	3,281,636

		67,943,980

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 5/01/32(a)	100	109,552

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	215	241,172

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(a)	100	113,800

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.4%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	$400	$401,364

Florida – 0.3%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	100	109,190
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	155	147,033

		256,223

Guam – 1.9%
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	805	917,740
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/46	720	802,303

		1,720,043

Idaho – 3.3%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	2,600	2,893,436

Illinois – 1.6%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	305	354,916
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	1,000	1,086,900

		1,441,816

Michigan – 0.1%
City of Detroit MI 5.00%, 4/01/36	50	56,181

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)	$500	$72,065

New York – 7.8%
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	3,250	3,504,475
Series 2014 5.00%, 9/01/31	1,100	1,263,251
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	2,010	2,100,028

		6,867,754

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2018 5.00%, 9/15/28(a)	265	262,390

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	280	300,300

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	155	174,184
NATL Series 2007V 5.25%, 7/01/29	155	166,696
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	100	111,787
AGC Series 2007N 5.25%, 7/01/36	165	185,322
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	300	307,125

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	$104	$76,910
Series 2019A 4.329%, 7/01/40	70	70,962
5.00%, 7/01/58	285	298,751

		1,391,737

South Carolina – 0.8%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	570	667,031

Tennessee – 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	145	149,660
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)	260	290,527

		440,187

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(a)	245	265,198

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 1/01/38(a)(b)	210	237,869

Wisconsin – 0.3%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.25%, 1/01/38(a)	265	275,361

Total Municipal Obligations (cost $79,191,267)		85,957,459

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(c)(d)(e) (cost $502,593)	502,593	$502,593

Total Investments – 98.0% (cost $79,693,860)		86,460,052
Other assets less liabilities – 2.0%		1,729,238

Net Assets – 100.0%		$88,189,290

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,910	1/15/25	1.671%	CPI#	Maturity	$1,471	$—	$1,471
USD	750	8/09/24	1.690%	CPI#	Maturity	(1,289)	—	(1,289)
USD	4,050	6/17/24	1.760%	CPI#	Maturity	(18,543)	—	(18,543)

						$(18,361)	$—	$(18,361)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,640	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi- Annual	$28,369	$—	$28,369
USD	3,430	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi- Annual	2,281	—	2,281
USD	1,190	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi- Annual	(2,525)	—	(2,525)
USD	920	10/09/29	3 Month LIBOR	1.470%	Quarterly/Semi- Annual	(20,329)	—	(20,329)
USD	920	10/09/29	3 Month LIBOR	1.473%	Quarterly/Semi- Annual	(20,072)	—	(20,072)
USD	400	10/15/39	3 Month LIBOR	1.821%	Quarterly/Semi- Annual	(2,292)	—	(2,292)

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	400	4/16/49	3 Month LIBOR	2.746%	Quarterly/ Semi- Annual	$80,717	$—	$80,717

						$66,149	$—	$66,149

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,062	9/20/20	2.263%	CPI#	Maturity	$(37,137)	$—	$(37,137)
Barclays Bank PLC	USD	2,721	10/15/20	2.208%	CPI#	Maturity	(29,717)	—	(29,717)
Barclays Bank PLC	USD	1,568	10/15/20	2.210%	CPI#	Maturity	(17,204)	—	(17,204)
Citibank, NA	USD	1,980	10/17/20	2.220%	CPI#	Maturity	(22,025)	—	(22,025)
JPMorgan Chase Bank, NA	USD	2,944	8/30/20	2.210%	CPI#	Maturity	(33,034)	—	(33,034)
JPMorgan Chase Bank, NA	USD	2,950	7/15/24	2.165%	CPI#	Maturity	(51,024)	—	(51,024)

							$(190,141)	$—	$(190,141)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/29	1.120%	SIFMA*	Quarterly	$16,135	$—	$16,135
Citibank, NA	USD	1,235	10/09/29	1.125%	SIFMA*	Quarterly	15,501	—	15,501

							$31,636	$—	$31,636

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $2,273,817 or 2.6% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

66 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 27.7% and 12.4%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Ohio – 81.3%
American Municipal Power, Inc. 4.00%, 2/15/39(a)	$1,000	$1,116,480
Series 2016A 5.00%, 2/15/34	2,000	2,333,580
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	1,000	1,005,140
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/42	505	545,471
Series 2017 5.00%, 12/01/37	1,700	2,032,486
City of Cleveland OH Series 2012 5.00%, 12/01/28	2,215	2,449,170
City of Columbus OH Series 2014A 4.00%, 2/15/28	2,010	2,215,884
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/35	1,100	1,336,599
Cleveland Municipal School District Series 2015A 5.00%, 12/01/33	3,000	3,343,110
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,200,160
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/42	1,650	1,951,042
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/37	1,400	1,593,158
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 9/01/49	190	217,130
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	770	772,056
5.80%, 5/20/44	1,150	1,152,426

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin/OH (First Community Village Obligated Group) 5.00%, 7/01/49	$160	$160,187
Series 2013 5.625%, 7/01/47	865	883,096
County of Franklin/OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/47	1,150	1,360,818
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	4,887,596
County of Hamilton/OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,729,682
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(b)	450	502,835
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 2/15/33	1,000	1,155,390
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 1/15/40	575	586,788
Gallia County Local School District Series 2014 5.00%, 11/01/29	2,000	2,307,340
Kent State University Series 2012A 5.00%, 5/01/31	1,000	1,080,720
Northeast Ohio Regional Sewer District 3.00%, 11/15/35	1,935	2,023,758
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	385	412,913
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	105	112,613
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 9/01/29	640	657,715

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 1/15/48(b)	$700	$755,741
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	636,168
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 7/01/34-7/01/42	3,365	3,972,010
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,424,793
Princeton City School District Series 2014 5.00%, 12/01/39 (Pre-refunded/ETM)	750	862,927
South-Western City School District 4.00%, 12/01/48	2,000	2,249,660
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/25	3,760	4,172,735
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,384,973
University of Akron (The) Series 2014A 5.00%, 1/01/32	3,080	3,467,002

		64,051,352

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 5/01/32(b)	100	109,552
5.25%, 5/01/44(b)	100	114,964

		224,516

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(b)	185	207,520

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(b)	$100	$113,800

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	220	235,189
State of California Series 2004 5.25%, 4/01/29	5	5,016

		240,205

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 7/01/37	415	486,085

Florida – 3.6%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,114,530
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(b)	100	109,190
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,300	1,480,791
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(b)	165	156,519

		2,861,030

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 1/01/59	100	113,968

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 1.9%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	$615	$692,410
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/38	690	789,485

		1,481,895

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 3/01/39(b)	110	110,950

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 6/01/40	330	344,896

Michigan – 0.1%
City of Detroit MI 5.00%, 4/01/36	50	56,181

New York – 0.9%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	635	670,738

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	375	399,596

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	100	112,377
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	100	111,787
AGC Series 2007N 5.25%, 7/01/34-7/01/36	270	303,501

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	$255	$261,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	100	73,952
Series 2019A 4.329%, 7/01/40	70	70,962
5.00%, 7/01/58	265	277,786

		1,211,421

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(b)	125	129,017
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/29	630	670,062

		799,079

Texas – 6.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,125,200
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	1,025	1,172,098
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 7/15/28	215	256,734
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(b)	215	232,725
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 1/01/34	700	807,093

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$740	$764,775
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	370	371,650

		4,730,275

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(b)	100	104,045

Total Municipal Obligations (cost $74,053,327)		78,207,552

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(c)(d)(e) (cost $499,999)	499,999	499,999

Total Investments – 99.9% (cost $74,553,326)		78,707,551
Other assets less liabilities – 0.1%		113,470

Net Assets – 100.0%		$78,821,021

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,880	1/15/25	1.671%	CPI#	Maturity	$1,448	$—	$1,448
USD	710	8/09/24	1.690%	CPI#	Maturity	(1,220)	—	(1,220)
USD	3,990	6/17/24	1.760%	CPI#	Maturity	(18,268)	—	(18,268)

						$(18,040)	$—	$(18,040)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

74 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,000	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$62,350	$—	$62,350
USD	6,630	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	4,408	—	4,408
USD	1,170	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	(2,482)	—	(2,482)
USD	875	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	(19,090)	—	(19,090)
USD	600	9/16/39	3 Month LIBOR	1.751%	Quarterly/ Semi-Annual	(10,928)	—	(10,928)
USD	150	4/16/49	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	30,269	—	30,269

						$64,527	$—	$64,527

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,685	9/20/20	2.263%	CPI#	Maturity	$(32,564)	$—	$(32,564)
Barclays Bank PLC	USD	2,541	10/15/20	2.208%	CPI#	Maturity	(27,751)	—	(27,751)
Barclays Bank PLC	USD	1,375	10/15/20	2.210%	CPI#	Maturity	(15,086)	—	(15,086)
Citibank, NA	USD	1,850	10/17/20	2.220%	CPI#	Maturity	(20,579)	—	(20,579)
JPMorgan Chase Bank, NA	USD	2,494	8/30/20	2.210%	CPI#	Maturity	(27,985)	—	(27,985)
JPMorgan Chase Bank, NA	USD	2,740	7/15/24	2.165%	CPI#	Maturity	(47,392)	—	(47,392)

							$(171,357)	$—	$(171,357)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/29	1.120%	SIFMA*	Quarterly	$15,351	$—	$15,351
Citibank, NA	USD	1,175	10/09/29	1.125%	SIFMA*	Quarterly	14,748	—	14,748

							$30,099	$—	$30,099

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $2,882,047 or 3.7% of net assets.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

LIBOR – London Interbank Offered Rates

See notes to financial statements.

76 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Pennsylvania – 87.3%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,117,065
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 4/01/36	1,600	1,912,240
Altoona Area School District BAM Series 2018 5.00%, 12/01/39	2,000	2,317,580
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 1/01/35	415	445,088
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,786,573
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 5/15/43	500	558,625
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,351,811
AGM Series 2015A 5.00%, 12/01/37	780	902,468
Carlisle Area School District Series 2011 5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,170,560
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/42	1,000	1,180,800
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/43	650	697,977
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 3/01/38(a)	525	558,873

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Series 2014A 5.25%, 7/15/31	$2,500	$2,827,625
Series 2017 5.00%, 8/01/31	1,000	1,214,880
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/36	1,700	2,058,496
Series 2018A 5.00%, 10/01/48	1,000	1,207,220
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 6/01/31	2,500	3,063,825
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 7/01/34-7/01/36	2,200	2,670,149
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46	635	725,157
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45	300	301,191
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/38	2,440	2,448,979
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 6/01/32	1,625	1,780,561
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,335,063
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 7/01/33	660	767,976

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/37	$1,100	$1,217,964
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)	735	755,227
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 7/01/35	765	830,515
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,238,680
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 8/01/39(a)	270	269,992
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/32	2,000	2,169,020
Pennsylvania Turnpike Commission Series 2010B-2 5.00%, 12/01/30 (Pre-refunded/ETM)	2,185	2,268,860
Series 2017B 5.00%, 6/01/36	1,000	1,192,780
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/38-12/01/43	2,000	2,412,600
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/37	675	754,724
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	400	421,044

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(b)(c)(d)	$350	$3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 4/01/29	1,000	1,163,940
Philadelphia Gas Works Co. Series 2010-9 5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,051,080
Philadelphia Parking Authority (The) Series 2009 5.00%, 9/01/26	2,725	2,796,940
School District of Philadelphia (The) Series 2019A 5.00%, 9/01/44	750	894,097
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/33-12/01/35	1,800	2,162,141
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	1,075	1,098,800
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29	1,000	1,182,830
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 1/01/35-1/01/38	2,000	2,307,250
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	2,000	2,267,740
Wilkes-Barre Finance Authority Series 2010 5.00%, 11/01/30 (Pre-refunded/ETM)	1,500	1,551,765

		70,412,271

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	145	166,698

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	$185	$207,520

Arizona – 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(a)	100	113,800

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	215	234,636

Florida – 0.3%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	100	109,190
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	135	128,061

		237,251

Guam – 1.9%
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	645	735,330
Territory of Guam 5.00%, 11/15/31	100	117,066
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 1/01/42	620	646,858

		1,499,254

Kentucky – 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/41	315	358,127

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.0%
City of Detroit MI 5.00%, 4/01/36	$35	$39,327

New Jersey – 0.6%
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 6/01/46	425	469,234

New York – 2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	1,735	1,914,919

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	100	112,377
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	100	111,787
NATL Series 2005L 5.25%, 7/01/35	100	106,675
NATL Series 2007N 5.25%, 7/01/32-7/01/33	215	230,356
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	250	255,938
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	100	73,952
Series 2019A 4.329%, 7/01/40	65	65,893
5.00%, 7/01/58	250	262,062

		1,219,040

South Carolina – 0.7%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/41	470	550,008

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	$120	$123,857

Texas – 1.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,200	1,350,240

Total Municipal Obligations (cost $74,017,231)		78,896,182

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(e)(f)(g) (cost $402,296)	402,296	402,296

Total Investments – 98.4% (cost $74,419,527)		79,298,478
Other assets less liabilities – 1.6%		1,314,004

Net Assets – 100.0%		$80,612,482

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,870	6/17/24	1.760%	CPI	#	Maturity	$(17,719)	$—	$(17,719)
USD	1950	1/15/25	1.671%	CPI	#	Maturity	1,502	—	1,502
USD	550	8/09/24	1.690%	CPI	#	Maturity	(945)	—	(945)

							$(17,162)	$—	$(17,162)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,290	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi- Annual	$49,023	$—	$49,023
USD	3,590	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	2,387	—	2,387
USD	1,220	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi- Annual	(2,588)	—	(2,588)
USD	850	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi- Annual	(18,783)	—	(18,783)
USD	850	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi- Annual	(18,545)	—	(18,545)
USD	2,500	10/15/24	3 Month LIBOR	1.582%	Quarterly/ Semi- Annual	(2,410)	—	(2,410)

						$9,084	$—	$9,084

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,612	9/20/20	2.263%	CPI	#	Maturity	$(31,678)	$—	$(31,678)
Barclays Bank PLC	USD	2,507	10/15/20	2.208%	CPI	#	Maturity	(27,380)	—	(27,380)
Barclays Bank PLC	USD	1,338	10/15/20	2.210%	CPI	#	Maturity	(14,680)	—	(14,680)
Citibank, NA	USD	1,820	10/17/20	2.220%	CPI	#	Maturity	(20,245)	—	(20,245)
JPMorgan Chase Bank, NA	USD	2,446	8/30/20	2.210%	CPI	#	Maturity	(27,446)	—	(27,446)
JPMorgan Chase Bank, NA	USD	2,620	7/15/24	2.165%	CPI	#	Maturity	(45,317)	—	(45,317)

								$(166,746)	$—	$(166,746)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/29	1.120%	SIFMA*	Quarterly	$14,894	$—	$14,894
Citibank, NA	USD	1,140	10/09/29	1.125%	SIFMA*	Quarterly	14,308	—	14,308

							$29,202	$—	$29,202

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $1,677,991 or 2.1% of net assets.

(b)	Defaulted.

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.1% and 1.7%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
Virginia – 71.0%
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)	$585	$616,853
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	4,000	4,619,800
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	1,600	1,640,960
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,307,810
City of Richmond VA Series 2019A 3.00%, 7/15/34	3,500	3,682,945
City of Richmond VA Public Utility Revenue Series 2013A 5.00%, 1/15/29	1,970	2,189,498
Series 2016 5.00%, 1/15/30-1/15/34	9,000	10,757,630
City of Suffolk VA Series 2010A 5.00%, 8/01/22 (Pre-refunded/ETM)	2,080	2,133,669
Series 2011 5.00%, 2/01/26 (Pre-refunded/ETM)	950	992,845
County of Henrico VA Series 2010 5.00%, 7/15/24(b)	6,600	6,758,928
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 6/01/29	2,955	3,252,775
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26	1,000	1,013,850
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/34	1,000	1,157,090

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2016 4.00%, 4/01/35	$2,000	$2,224,880
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/36-10/01/42	3,200	3,571,340
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014A 5.00%, 5/15/44	2,000	2,238,440
Series 2018A 4.00%, 5/15/48	1,500	1,651,560
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,869,960
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/33	3,550	4,407,077
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 7/01/35	4,000	4,967,520
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42	2,000	2,069,780
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/30 (Pre-refunded/ETM)	2,000	2,217,380
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/37	765	863,754
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 1/01/31	1,500	1,595,970

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	$3,820	$3,831,651
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 1/01/47	1,750	2,031,470
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	250	262,078
Norfolk Airport Authority/VA 5.00%, 7/01/43	2,870	3,544,909
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/29 (Pre-refunded/ETM)	2,200	2,429,108
Peninsula Town Center Community Development Authority Series 2018 5.00%, 9/01/37(a)	510	571,730
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)	1,000	1,053,100
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/35	1,750	2,081,485
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	3,000	3,057,510
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 9/01/33-9/01/43	3,660	4,346,303
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 9/01/31	1,000	1,100,470
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	2,400	2,406,504

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	$5,000	$5,046,550
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(a)	1,615	1,773,625
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,008,720
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,060,340
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 7/01/46	2,000	2,363,460
Virginia Port Authority Series 2016B 5.00%, 7/01/35-7/01/36	6,160	7,232,531
Virginia Resources Authority Series 2011B 5.00%, 11/01/26 (Pre-refunded/ETM)	2,520	2,703,834
5.00%, 11/01/26	2,480	2,662,528
Series 2016C 4.00%, 11/01/34	2,000	2,269,720
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/25	4,000	4,602,360
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 7/01/49	2,000	2,122,740
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 1/01/48(a)	1,000	1,061,410
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	2,500	2,716,275
5.50%, 1/01/42	1,000	1,085,910

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	$4,125	$4,803,563
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/49	430	491,623
Series 2017 5.00%, 12/31/52	3,350	3,822,819
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 1/01/34-1/01/35	3,500	4,088,560

		150,435,200

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 5/01/44(a)	400	459,856

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38(a)	455	510,387

Arizona – 2.6%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,221,623
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 7/01/52(a)	200	227,600
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	940,054

		5,389,277

California – 0.3%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	660	662,251

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 8.6%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/30	$1,000	$1,093,590
Series 2016A 5.00%, 10/01/35	1,200	1,416,720
Series 2018A 5.00%, 10/01/36	3,000	3,644,280
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44	4,300	5,747,079
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 7/01/31-7/01/32	5,095	6,261,783

		18,163,452

Florida – 0.9%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)	100	109,190
Florida Development Finance Corp. (Virgin Trains USA Florida LLC) 6.375%, 1/01/49(a)	415	393,669
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	424,756
5.25%, 10/01/30	1,000	1,063,640

		1,991,255

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 1/01/39-1/01/56	355	413,422

Guam – 0.9%
Guam Power Authority Series 2017A 5.00%, 10/01/36	1,630	1,873,294
Territory of Guam 5.00%, 11/15/31	100	117,066

		1,990,360

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	$2,200	$2,391,180

Michigan – 0.8%
City of Detroit MI 5.00%, 4/01/36	85	95,508
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,575	1,659,105

		1,754,613

Minnesota – 0.6%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,000	1,184,650

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)	500	72,065

New York – 1.1%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	1,010	1,089,245
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	1,090	1,151,345

		2,240,590

North Carolina – 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37	1,000	1,062,910

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	643,500

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.2%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 7/01/31	$235	$264,086
NATL Series 2007V 5.25%, 7/01/35	100	107,054
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 7/01/41	220	245,931
AGC Series 2007N 5.25%, 7/01/34-7/01/36	415	466,503
NATL Series 2005L 5.25%, 7/01/35	110	117,343
NATL Series 2007N 5.25%, 7/01/32	100	107,160
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,627,068
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	615	629,606
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 7/01/25	100	110,696
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 7/01/29	223	164,913
Series 2019A 4.329%, 7/01/40	180	182,473
5.00%, 7/01/58	675	707,569

		4,730,402

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/49	205	227,677

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)	$295	$304,481

Texas – 2.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(a)	520	562,869
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 1/01/34	1,300	1,498,887
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/36	1,150	1,203,509
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,110	1,147,163
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	557,475
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	1,000	1,156,400

		6,126,303

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 1/01/44	650	748,267

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	$400	$426,836
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 1/01/55(a)	100	108,303

		1,283,406

Wisconsin – 2.1%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)	2,700	2,972,484
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	1,000	1,104,090
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)	265	275,719

		4,352,293

Total Municipal Obligations (cost $194,095,321)		206,389,530

	Shares
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.58%(c)(d)(e) (cost $2,121,203)	2,121,203	2,121,203

Total Investments – 98.4% (cost $196,216,524)		208,510,733
Other assets less liabilities – 1.6%		3,405,722

Net Assets – 100.0%		$211,916,455

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,820	1/15/25	1.671%	CPI	#	Maturity	$3,712	$—	$3,712
USD	1,980	8/09/24	1.690%	CPI	#	Maturity	(3,403)	(1,572)	(1,831)
USD	10,200	6/17/24	1.760%	CPI	#	Maturity	(46,701)	—	(46,701)

							$(46,392)	$(1,572)	$(44,820)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,160	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$8,085	$—	$8,085
USD	5,750	9/13/24	3 Month LIBOR	1.526%	Quarterly/ Semi- Annual	(24,597)	—	(24,597)
USD	3,020	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi- Annual	(6,407)	—	(6,407)
USD	2,205	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi- Annual	(48,724)	—	(48,724)
USD	2,205	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi- Annual	(48,107)	—	(48,107)
USD	1,500	9/09/39	3 Month LIBOR	1.610%	Quarterly/ Semi- Annual	(66,350)	—	(66,350)
USD	1,000	4/16/49	3 Month LIBOR	2.746%	Quarterly/ Semi- Annual	201,792	—	201,792

						$15,692	$—	$15,692

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,633	9/20/20	2.263%	CPI	#	Maturity	$(80,444)	$—	$(80,444)
Barclays Bank PLC	USD	6,159	10/15/20	2.208%	CPI	#	Maturity	(67,265)	—	(67,265)

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,397	10/15/20	2.210%	CPI	#	Maturity	$(37,271)	$—	$(37,271)
Citibank, NA	USD	4,480	10/17/20	2.220%	CPI	#	Maturity	(49,835)	—	(49,835)
JPMorgan Chase Bank, NA	USD	5,919	8/30/20	2.210%	CPI	#	Maturity	(66,416)	—	(66,416)
JPMorgan Chase Bank, NA	USD	6,720	7/15/24	2.165%	CPI	#	Maturity	(116,232)	—	(116,232)

								$(417,463)	$—	$(417,463)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/29	1.120%	SIFMA*	Quarterly	$38,737	$—	$38,737
Citibank, NA	USD	2,965	10/09/29	1.125%	SIFMA*	Quarterly	37,214	—	37,214

							$75,951	$—	$75,951

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $8,100,857 or 3.8% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND II | 97

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

EDA – Economic Development Agency

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

98 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2019 (unaudited)

	AB Arizona	AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $109,549,488 and $197,146,878, respectively)	$116,383,040	$209,492,225
Affiliated issuers (cost $447,867 and $2,343,074, respectively)	447,867	2,343,074
Cash	4,167	15,888
Cash collateral due from broker	727,927	1,574,532
Interest receivable	2,049,749	3,124,835
Unrealized appreciation on interest rate swaps	42,907	77,488
Receivable for shares of beneficial interest sold	6,752	171,798
Affiliated dividends receivable	259	2,669

Total assets	119,662,668	216,802,509

Liabilities
Unrealized depreciation on inflation swaps	235,970	436,660
Payable for shares of beneficial interest redeemed	116,605	183,856
Distribution fee payable	31,552	48,396
Administrative fee payable	28,323	28,048
Advisory fee payable	26,564	60,983
Payable for variation margin on centrally cleared swaps	22,746	38,777
Dividends payable	20,518	123,680
Trustees’ fees payable	5,602	5,602
Transfer Agent fee payable	1,958	3,344
Accrued expenses	49,180	57,184

Total liabilities	539,018	986,530

Net Assets	$119,123,650	$215,815,979

Composition of Net Assets
Shares of beneficial interest, at par	$105,329	$190,182
Additional paid-in capital	113,373,727	202,885,393
Distributable earnings	5,644,594	12,740,404

	$119,123,650	$215,815,979

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$109,008,302	9,637,341	$11.31	*

Class C	$10,115,348	895,591	$11.29

AB Massachusetts Portfolio

Class A	$126,072,661	11,105,420	$11.35	*

Class C	$25,622,578	2,261,092	$11.33

Advisor Class	$64,120,740	5,651,667	$11.35

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.66 and $11.70, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $53,276,067 and $79,191,267, respectively)	$56,697,495		$85,957,459
Affiliated issuers (cost $1,171,339 and $502,593, respectively)	1,171,339		502,593
Cash	28,613		2,082
Cash collateral due from broker	452,404		306,203
Interest receivable	706,800		1,230,484
Unrealized appreciation on interest rate swaps	21,389		31,636
Receivable for variation margin on centrally cleared swaps	17,989		– 0	–
Receivable for shares of beneficial interest sold	1,978		14,239
Affiliated dividends receivable	1,918		628
Receivable for investment securities sold	– 0	–	600,000

Total assets	59,099,925		88,645,324

Liabilities
Unrealized depreciation on inflation swaps	117,494		190,141
Payable for shares of beneficial interest redeemed	40,665		86,753
Administrative fee payable	27,536		28,048
Audit and tax fee payable	21,756		21,756
Distribution fee payable	15,876		24,422
Dividends payable	9,686		34,874
Trustees’ fees payable	5,602		5,602
Advisory fee payable	3,558		14,286
Transfer Agent fee payable	1,840		1,905
Payable for variation margin on centrally cleared swaps	– 0	–	14,188
Accrued expenses	31,117		34,059

Total liabilities	275,130		456,034

Net Assets	$58,824,795		$88,189,290

Composition of Net Assets
Shares of beneficial interest, at par	$56,518		$88,975
Additional paid-in capital	54,897,053		82,674,537
Distributable earnings	3,871,224		5,425,778

	$58,824,795		$88,189,290

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$53,480,227	5,138,803	$10.41	*

Class C	$5,344,568	512,964	$10.42

AB New Jersey Portfolio

Class A	$79,068,895	7,977,833	$9.91	*

Class C	$9,120,395	919,713	$9.92

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.73 and $10.22, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $74,053,327 and $74,017,231, respectively)	$78,207,552		$78,896,182
Affiliated issuers (cost $499,999 and $402,296, respectively)	499,999		402,296
Cash	– 0	–	4,160
Cash collateral due from broker	329,461		306,596
Interest receivable	1,287,950		1,171,693
Unrealized appreciation on interest rate swaps	30,099		29,202
Receivable for investment securities sold	10,000		– 0	–
Receivable for shares of beneficial interest sold	7,598		193,126
Affiliated dividends receivable	723		443

Total assets	80,373,382		81,003,698

Liabilities
Due to custodian	2,034		– 0	–
Payable for investment securities purchased	1,110,460		– 0	–
Unrealized depreciation on inflation swaps	171,357		166,746
Payable for shares of beneficial interest redeemed	116,529		66,553
Administrative fee payable	29,011		29,130
Audit and tax fee payable	21,756		20,808
Distribution fee payable	21,352		20,166
Dividends payable	17,983		24,466
Payable for variation margin on centrally cleared swaps	11,410		11,932
Advisory fee payable	9,917		13,787
Trustees’ fees payable	5,602		5,602
Transfer Agent fee payable	1,615		1,663
Accrued expenses	33,335		30,363

Total liabilities	1,552,361		391,216

Net Assets	$78,821,021		$80,612,482

Composition of Net Assets
Shares of beneficial interest, at par	$78,143		$75,835
Additional paid-in capital	78,154,222		76,110,964
Distributable earnings	588,656		4,425,683

	$78,821,021		$80,612,482

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$71,524,113	7,090,545	$10.09	*

Class C	$7,296,908	723,758	$10.08

AB Pennsylvania Portfolio

Class A	$75,637,021	7,115,568	$10.63	*

Class C	$4,975,461	467,883	$10.63

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.40 and $10.96, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $194,095,321)	$206,389,530
Affiliated issuers (cost $2,121,203)	2,121,203
Cash	7,772
Cash collateral due from broker	918,182
Interest receivable	3,001,782
Receivable for shares of beneficial interest sold	311,407
Unrealized appreciation on interest rate swaps	75,951
Affiliated dividends receivable	1,279

Total assets	212,827,106

Liabilities
Unrealized depreciation on inflation swaps	417,463
Payable for shares of beneficial interest redeemed	155,162
Dividends payable	89,712
Advisory fee payable	65,955
Distribution fee payable	47,510
Payable for variation margin on centrally cleared swaps	41,927
Administrative fee payable	29,130
Trustees’ fees payable	5,602
Transfer Agent fee payable	3,098
Accrued expenses	55,092

Total liabilities	910,651

Net Assets	$211,916,455

Composition of Net Assets
Shares of beneficial interest, at par	$187,857
Additional paid-in capital	200,904,069
Distributable earnings	10,824,529

$211,916,455

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$130,371,137	11,554,789	$11.28	*

Class C	$23,755,660	2,111,005	$11.25

Advisor Class	$57,789,658	5,119,869	$11.29

*	The maximum offering price per share for Class A shares was $11.63 which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2019 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,096,706		$3,875,976
Dividends – Affiliated issuers	9,528		13,616

Total income	2,106,234		3,889,592

Expenses
Advisory fee (see Note B)	268,433		486,682
Distribution fee – Class A	135,412		158,903
Distribution fee – Class B	20		141
Distribution fee – Class C	54,851		136,879
Transfer agency – Class A	20,058		21,689
Transfer agency – Class B	6		15
Transfer agency – Class C	2,096		5,004
Transfer agency – Advisor Class	– 0	–	10,538
Custodian	42,852		50,122
Administrative	31,158		32,291
Audit and tax	22,487		23,435
Legal	17,155		19,112
Trustees’ fees	11,409		11,409
Printing	6,181		9,189
Registration fees	4,708		6,724
Miscellaneous	6,376		8,588

Total expenses before bank overdraft expense	623,202		980,721
Bank overdraft expense	1,056		7,466

Total expenses	624,258		988,187
Less: expenses waived and reimbursed by the Adviser (see Note B)	(117,203)		(123,113)

Net expenses	507,055		865,074

Net investment income	1,599,179		3,024,518

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	47,329		150,352
Swaps	(157,291)		(1,702,923)
Net change in unrealized appreciation/depreciation of:
Investments	1,075,060		1,411,733
Swaps	(34,357)		1,589,302

Net gain on investment transactions	930,741		1,448,464

Net Increase in Net Assets from Operations	$2,529,920		$4,472,982

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota		AB New Jersey
Investment Income
Interest	$982,097		$1,771,330
Dividends – Affiliated issuers	11,461		1,547

Total income	993,558		1,772,877

Expenses
Advisory fee (see Note B)	132,271		201,410
Distribution fee – Class A	66,180		100,016
Distribution fee – Class B	102		59
Distribution fee – Class C	29,116		47,455
Transfer agency – Class A	17,476		20,284
Transfer agency – Class B	13		16
Transfer agency – Class C	2,061		2,449
Custodian	38,781		41,287
Administrative	30,567		32,291
Audit and tax	23,435		23,435
Legal	19,113		19,102
Trustees’ fees	11,409		11,409
Printing	7,259		8,776
Registration fees	2,892		1,667
Miscellaneous	4,674		6,129

Total expenses before bank overdraft expense	385,349		515,785
Bank overdraft expense	– 0	–	9,748

Total expenses	385,349		525,533
Less: expenses waived and reimbursed by the Adviser (see Note B)	(114,157)		(113,222)

Net expenses	271,192		412,311

Net investment income	722,366		1,360,566

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	41,016		398,577
Swaps	(689,004)		(149,902)
Net change in unrealized appreciation/depreciation of:
Investments	407,135		288,482
Swaps	635,865		95,612

Net gain on investment transactions	395,012		632,769

Net Increase in Net Assets from Operations	$1,117,378		$1,993,335

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,499,477	$1,538,839
Dividends – Affiliated issuers	6,030	2,960

Total income	1,505,507	1,541,799

Expenses
Advisory fee (see Note B)	187,807	182,892
Distribution fee – Class A	94,791	94,690
Distribution fee – Class B	114	86
Distribution fee – Class C	38,073	27,582
Transfer agency – Class A	19,241	21,977
Transfer agency – Class B	12	20
Transfer agency – Class C	2,014	1,652
Custodian	41,031	40,851
Administrative	33,058	33,030
Audit and tax	23,435	22,487
Legal	17,155	17,155
Trustees’ fees	11,409	11,409
Printing	8,221	8,103
Registration fees	1,469	1,831
Miscellaneous	5,634	5,633

Total expenses before bank overdraft expense	483,464	469,398
Bank overdraft expense	6,507	1,115

Total expenses	489,971	470,513
Less: expenses waived and reimbursed by the Adviser (see Note B)	(121,228)	(103,334)

Net expenses	368,743	367,179

Net investment income	1,136,764	1,174,620

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	563,732	201,966
Swaps	(98,711)	(132,498)
Net change in unrealized appreciation/depreciation of:
Investments	43,583	438,632
Swaps	78,440	64,271

Net gain on investment transactions	587,044	572,371

Net Increase in Net Assets from Operations	$1,723,808	$1,746,991

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,688,196
Dividends – Affiliated issuers	26,246

Total income	3,714,442

Expenses
Advisory fee (see Note B)	475,162
Distribution fee – Class A	161,255
Distribution fee – Class B	202
Distribution fee – Class C	125,730
Transfer agency – Class A	22,947
Transfer agency – Class B	17
Transfer agency – Class C	4,660
Transfer agency – Advisor Class	10,132
Custodian	49,711
Administrative	33,030
Audit and tax	23,435
Legal	17,155
Trustees’ fees	11,409
Printing	10,575
Registration fees	3,508
Miscellaneous	9,234

Total expenses	958,162
Less: expenses waived and reimbursed by the Adviser (see Note B)	(91,089)

Net expenses	867,073

Net investment income	2,847,369

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	6,425
Swaps	(230,699)
Net change in unrealized appreciation/depreciation of:
Investments	1,850,344
Swaps	56,201

Net gain on investment transactions	1,682,271

Net Increase in Net Assets from Operations	$4,529,640

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,599,179	$3,232,464
Net realized gain (loss) on investment transactions	(109,962)	52,573
Net change in unrealized appreciation/depreciation of investments	1,040,703	2,312,429

Net increase in net assets from operations	2,529,920	5,597,466
Distributions to Shareholders
Class A	(1,468,256)	(2,935,072)
Class B	(39)	(128)
Class C	(107,877)	(297,066)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	699,895	(3,176,651)

Total increase (decrease)	1,653,643	(811,451)
Net Assets
Beginning of period	117,470,007	118,281,458

End of period	$119,123,650	$117,470,007

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,024,518	$6,240,031
Net realized loss on investment transactions	(1,552,571)	(14,048)
Net change in unrealized appreciation/depreciation of investments	3,001,035	3,407,108

Net increase in net assets from operations	4,472,982	9,633,091
Distributions to Shareholders
Class A	(1,819,995)	(3,870,706)
Class B	(299)	(1,076)
Class C	(289,920)	(721,707)
Advisor Class	(961,087)	(1,664,726)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	167,068	(17,829,060)

Total increase (decrease)	1,568,749	(14,454,184)
Net Assets
Beginning of period	214,247,230	228,701,414

End of period	$215,815,979	$214,247,230

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$722,366	$1,578,698
Net realized loss on investment transactions	(647,988)	(65,348)
Net change in unrealized appreciation/depreciation of investments	1,043,000	1,215,967

Net increase in net assets from operations	1,117,378	2,729,317
Distributions to Shareholders
Class A	(672,891)	(1,442,605)
Class B	(182)	(605)
Class C	(51,946)	(137,848)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	537,008	(12,443,579)

Total increase (decrease)	929,367	(11,295,320)
Net Assets
Beginning of period	57,895,428	69,190,748

End of period	$58,824,795	$57,895,428

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase in Net Assets from Operations
Net investment income	$1,360,566	$3,084,121
Net realized gain on investment transactions	248,675	858,864
Net change in unrealized appreciation/depreciation of investments	384,094	1,008,252

Net increase in net assets from operations	1,993,335	4,951,237
Distributions to Shareholders
Class A	(1,233,823)	(2,794,966)
Class B	(137)	(1,566)
Class C	(110,404)	(287,753)
Transactions in Shares of Beneficial Interest
Net decrease	(2,712,445)	(19,317,191)

Total decrease	(2,063,474)	(17,450,239)
Net Assets
Beginning of period	90,252,764	107,703,003

End of period	$88,189,290	$90,252,764

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase in Net Assets from Operations
Net investment income	$1,136,764	$2,416,280
Net realized gain on investment transactions	465,021	758,574
Net change in unrealized appreciation/depreciation of investments	122,023	709,325

Net increase in net assets from operations	1,723,808	3,884,179
Distributions to Shareholders
Class A	(1,030,059)	(2,203,026)
Class B	(227)	(551)
Class C	(74,921)	(212,675)
Transactions in Shares of Beneficial Interest
Net decrease	(5,405,239)	(9,620,211)

Total decrease	(4,786,638)	(8,152,284)
Net Assets
Beginning of period	83,607,659	91,759,943

End of period	$78,821,021	$83,607,659

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase in Net Assets from Operations
Net investment income	$1,174,620	$2,512,012
Net realized gain on investment transactions	69,468	224,731
Net change in unrealized appreciation/depreciation of investments	502,903	1,223,362

Net increase in net assets from operations	1,746,991	3,960,105
Distributions to Shareholders
Class A	(1,092,009)	(2,339,787)
Class B	(182)	(688)
Class C	(58,654)	(171,487)
Transactions in Shares of Beneficial Interest
Net decrease	(1,211,175)	(9,607,658)

Total decrease	(615,029)	(8,159,515)
Net Assets
Beginning of period	81,227,511	89,387,026

End of period	$80,612,482	$81,227,511

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,847,369	$5,861,448
Net realized gain (loss) on investment transactions	(224,274)	1,035,044
Net change in unrealized appreciation/depreciation of investments	1,906,545	2,613,358

Net increase in net assets from operations	4,529,640	9,509,850
Distributions to Shareholders
Class A	(1,729,367)	(3,829,344)
Class B	(392)	(1,129)
Class C	(243,837)	(668,118)
Advisor Class	(834,565)	(1,362,758)
Transactions in Shares of Beneficial Interest
Net decrease	(643,915)	(9,306,045)

Total increase (decrease)	1,077,564	(5,657,544)
Net Assets
Beginning of period	210,838,891	216,496,435

End of period	$211,916,455	$210,838,891

See notes to financial statements.

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November 30, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

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In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and

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other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2019:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$116,383,040		$	– 0	–	$116,383,040
Short-Term Investments		447,867		– 0	–		– 0	–	447,867

Total Investments in Securities		447,867		116,383,040			– 0	–	116,830,907
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,110			– 0	–	2,110	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,777			– 0	–	3,777	(b)
Interest Rate Swaps		– 0	–	42,907			– 0	–	42,907
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(27,999)			– 0	–	(27,999	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(112,750)			– 0	–	(112,750	)(b)
Inflation (CPI) Swaps		– 0	–	(235,970)			– 0	–	(235,970)

Total		$447,867		$116,055,115		$	– 0	–	$116,502,982	(c)

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$209,492,225		$	– 0	–	$209,492,225
Short-Term Investments		2,343,074		– 0	–		– 0	–	2,343,074

Total Investments in Securities		2,343,074		209,492,225			– 0	–	211,835,299
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	3,935			– 0	–	3,935	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	7,561,798			– 0	–	7,561,798	(b)
Interest Rate Swaps		– 0	–	77,488			– 0	–	77,488
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(49,508)			– 0	–	(49,508	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,885,298)			– 0	–	(4,885,298	)(b)
Inflation (CPI) Swaps		– 0	–	(436,660)			– 0	–	(436,660)

Total		$2,343,074		$211,763,980		$	– 0	–	$214,107,054	(d)

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,697,495		$	– 0	–	$56,697,495
Short-Term Investments		1,171,339		– 0	–		– 0	–	1,171,339

Total Investments in Securities		1,171,339		56,697,495			– 0	–	57,868,834
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,163			– 0	–	1,163	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	5,108,582			– 0	–	5,108,582	(b)
Interest Rate Swaps		– 0	–	21,389			– 0	–	21,389
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(13,513)			– 0	–	(13,513	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,795,474)			– 0	–	(3,795,474	)(b)
Inflation (CPI) Swaps		– 0	–	(117,494)			– 0	–	(117,494)

Total		$1,171,339		$57,902,148		$	– 0	–	$59,073,487	(e)

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AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,957,459		$	– 0	–	$85,957,459
Short-Term Investments		502,593		– 0	–		– 0	–	502,593

Total Investments in Securities		502,593		85,957,459			– 0	–	86,460,052
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,471			– 0	–	1,471	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	111,367			– 0	–	111,367	(b)
Interest Rate Swaps		– 0	–	31,636			– 0	–	31,636
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(19,832)			– 0	–	(19,832	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(45,218)			– 0	–	(45,218	)(b)
Inflation (CPI) Swaps		– 0	–	(190,141)			– 0	–	(190,141)

Total		$502,593		$85,846,742		$	– 0	–	$86,349,335	(f)

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$78,207,552		$	– 0	–	$78,207,552
Short-Term Investments		499,999		– 0	–		– 0	–	499,999

Total Investments in Securities		499,999		78,207,552			– 0	–	78,707,551
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,448			– 0	–	1,448	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	97,027			– 0	–	97,027	(b)
Interest Rate Swaps		– 0	–	30,099			– 0	–	30,099
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(19,488)			– 0	–	(19,488	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(32,500)			– 0	–	(32,500	)(b)
Inflation (CPI) Swaps		– 0	–	(171,357)			– 0	–	(171,357)

Total		$499,999		$78,112,781		$	– 0	–	$78,612,780	(g)

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AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$78,896,182		$	– 0	–	$78,896,182
Short-Term Investments		402,296		– 0	–		– 0	–	402,296

Total Investments in Securities		402,296		78,896,182			– 0	–	79,298,478
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,502			– 0	–	1,502	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	51,410			– 0	–	51,410	(b)
Interest Rate Swaps		– 0	–	29,202			– 0	–	29,202
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(18,664)			– 0	–	(18,664	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(42,326)			– 0	–	(42,326	)(b)
Inflation (CPI) Swaps		– 0	–	(166,746)			– 0	–	(166,746)

Total		$402,296		$78,750,560		$	– 0	–	$79,152,856	(h)

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$206,389,530		$	– 0	–	$206,389,530
Short-Term Investments		2,121,203		– 0	–		– 0	–	2,121,203

Total Investments in Securities		2,121,203		206,389,530			– 0	–	208,510,733
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	3,712			– 0	–	3,712	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	209,877			– 0	–	209,877	(b)
Interest Rate Swaps		– 0	–	75,951			– 0	–	75,951
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(50,104)			– 0	–	(50,104	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(194,185)			– 0	–	(194,185	)(b)
Inflation (CPI) Swaps		– 0	–	(417,463)			– 0	–	(417,463)

Total		$2,121,203		$206,017,318		$	– 0	–	$208,138,521	(i)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)

Amounts of $5,583,182 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(d)

Amounts of $5,534,130 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(e)

Amounts of $1,091,578 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(f)

Amounts of $6,013,884 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(g)

Amounts of $4,556,517 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(h)

Amounts of $5,930,434 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

(i)

Amounts of $18,136,647 for Long-Term Municipal Bonds were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income.

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5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class B	Class C	Advisor Class
AB Arizona	.78%	1.53%	1.53%	N/A
AB Massachusetts	.77%	1.52%	1.52%	.52%
AB Minnesota	.85%	1.60%	1.60%	N/A
AB New Jersey	.82%	1.57%	1.57%	N/A
AB Ohio	.80%	1.55%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	1.60%	N/A
AB Virginia	.80%	1.55%	1.55%	.55%

The Expense Caps will extend through September 30, 2020 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2019, such reimbursements/waivers amounted to $116,764, $122,410, $113,590, $113,136, $120,944, $103,184 and $89,858 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

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Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2019, the reimbursement for such services amounted to $31,158, $32,291, $30,567, $32,291, $33,058, $33,030 and $33,030 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2019, such compensation retained by ABIS amounted to: $9,032, $11,618, $9,251, $9,034, $9,039, $9,025 and $11,985 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2019, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class C
AB Arizona	$ – 0	–	$304		$68
AB Massachusetts	– 0	–	5,000		124
AB Minnesota	53		– 0	–	91
AB New Jersey	– 0	–	– 0	–	– 0	–
AB Ohio	63		– 0	–	425
AB Pennsylvania	219		– 0	–	145
AB Virginia	– 0	–	– 0	–	410

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Portfolios in Government Money Market Portfolio, the

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Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2019, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
AB Arizona	$439	AB Ohio	$284
AB Massachusetts	703	AB Pennsylvania	150
AB Minnesota	567	AB Virginia	1,231
AB New Jersey	86

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2019 is as follows:

Portfolio	Market Value 5/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/19 (000)	Dividend Income (000)
AB Arizona	$2,399		$7,014	$8,965	$448	$10
AB Massachusetts	630		14,547	12,834	2,343	14
AB Minnesota	766		6,517	6,112	1,171	11
AB New Jersey	– 0	–	2,478	1,975	503	2
AB Ohio	204		6,387	6,091	500	6
AB Pennsylvania	– 0	–	5,740	5,338	402	3
AB Virginia	8,467		16,530	22,876	2,121	26

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting

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securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Portfolio’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser. Shareholders of the Portfolio subsequently approved the new investment advisory agreement, which became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,284,232
AB Massachusetts	4,154,696
AB Minnesota	2,885,251
AB New Jersey	3,840,916
AB Ohio	4,090,947
AB Pennsylvania	3,606,163
AB Virginia	3,527,546

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2019, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$5,675,864	$	– 0	–	$3,264,530	$	– 0	–
AB Massachusetts	4,875,448		– 0	–	13,005,805		– 0	–
AB Minnesota	3,924,230		– 0	–	3,859,326		– 0	–
AB New Jersey	4,415,437		– 0	–	8,593,064		– 0	–
AB Ohio	7,472,603		– 0	–	11,656,434		– 0	–
AB Pennsylvania	4,110,150		– 0	–	6,261,213		– 0	–
AB Virginia	10,987,732		– 0	–	5,771,908		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$6,890,458	$(384,831)	$6,505,627
AB Massachusetts	20,101,504	(5,484,402)	14,617,102
AB Minnesota	8,565,131	(3,939,050)	4,626,081
AB New Jersey	6,932,888	(277,413)	6,655,475
AB Ohio	4,324,705	(265,251)	4,059,454
AB Pennsylvania	5,153,556	(420,227)	4,733,329
AB Virginia	12,642,317	(718,748)	11,923,569

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than

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non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2019, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2019, the Portfolios held inflation (CPI) swaps for hedging purposes.

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The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2019, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$5,887	*	Receivable/Payable for variation margin on centrally cleared swaps	$140,749	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	42,907

Interest rate contracts				Unrealized depreciation on inflation swaps	235,970

Total		$48,794			$376,719

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(157,291)	$(34,357)

Total		$(157,291)	$(34,357)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$7,565,733	*	Receivable/Payable for variation margin on centrally cleared swaps	$4,934,806	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	77,488

Interest rate contracts				Unrealized depreciation on inflation swaps	436,660

Total		$7,643,221			$5,371,466

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,702,923)	$1,589,302

Total		$(1,702,923)	$1,589,302

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AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$5,109,745	*	Receivable/Payable for variation margin on centrally cleared swaps	$3,808,987	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	21,389

Interest rate contracts				Unrealized depreciation on inflation swaps	117,494

Total		$5,131,134			$3,926,481

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(689,004)	$635,865

Total		$(689,004)	$635,865

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AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$112,838	*	Receivable/Payable for variation margin on centrally cleared swaps	$65,050	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	31,636

Interest rate contracts				Unrealized depreciation on inflation swaps	190,141

Total		$144,474			$255,191

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(149,902)	$95,612

Total		$(149,902)	$95,612

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AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$98,475	*	Receivable/Payable for variation margin on centrally cleared swaps	$51,988	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	30,099

Interest rate contracts				Unrealized depreciation on inflation swaps	171,357

Total		$128,574			$223,345

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(98,711)	$78,440

Total		$(98,711)	$78,440

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AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$52,912	*	Receivable/Payable for variation margin on centrally cleared swaps	$60,990	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	29,202

Interest rate contracts				Unrealized depreciation on inflation swaps	166,746

Total		$82,114			$227,736

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(132,498)	$64,271

Total		$(132,498)	$64,271

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AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$213,589	*	Receivable/Payable for variation margin on centrally cleared swaps	$242,717	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	75,951

Interest rate contracts				Unrealized depreciation on inflation swaps	417,463

Total		$289,540			$660,180

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(230,699)	$56,201

Total		$(230,699)	$56,201

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2019:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$3,350,000	(a)
Inflation Swaps:
Average notional amount	$19,741,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,692,500	(b)
Centrally Cleared Inflation Swaps:
Average notional amount	$7,320,000

(a)	Positions were open for two months during the period.

(b)	Positions were open for four months during the period.

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AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$6,050,000	(a)
Inflation Swaps:
Average notional amount	$36,522,429
Centrally Cleared Interest Rate Swaps:
Average notional amount	$64,809,286
Centrally Cleared Inflation Swaps:
Average notional amount	$12,953,333

(a)	Positions were open for two months during the period.

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,670,000	(a)
Inflation Swaps:
Average notional amount	$9,841,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$34,278,571
Centrally Cleared Inflation Swaps:
Average notional amount	$3,580,000

(a)	Positions were open for two months during the period.

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,470,000	(a)
Inflation Swaps:
Average notional amount	$16,045,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,752,857
Centrally Cleared Inflation Swaps:
Average notional amount	$5,186,667

(a)	Positions were open for two months during the period.

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$2,350,000	(a)
Inflation Swaps:
Average notional amount	$14,380,143
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,033,571
Centrally Cleared Inflation Swaps:
Average notional amount	$5,090,000

(a)	Positions were open for two months during the period.

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AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$2,280,000	(a)
Inflation Swaps:
Average notional amount	$14,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$10,773,333
Centrally Cleared Inflation Swaps:
Average notional amount	$4,886,667

(a)	Positions were open for two months during the period.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,930,000	(a)
Inflation Swaps:
Average notional amount	$34,958,143
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,178,571
Centrally Cleared Inflation Swaps:
Average notional amount	$13,126,667

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$42,907	$(28,254)	$	– 0	–	$	– 0	–	$14,653

Total	$42,907	$(28,254)	$	– 0	–	$	– 0	–	$14,653	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$103,446	$	– 0	–	$(103,446)		$	– 0	–	$	– 0	–
Citibank, NA	28,254		(28,254)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	104,270		– 0	–	– 0	–		– 0	–		104,270

Total	$235,970		$(28,254)		$(103,446)		$	– 0	–		$104,270	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$77,488	$(52,171)		$	– 0	–	$	– 0	–	$25,317

Total	$77,488	$(52,171)		$	– 0	–	$	– 0	–	$25,317	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$191,552	$ – 0	–	$	– 0	–		$(191,552)		$ – 0	–
Citibank, NA	52,171	(52,171)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	192,937	– 0	–		(192,937)			– 0	–	– 0	–

Total	$436,660	$(52,171)			$(192,937)			$(191,552)		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$21,389	$(14,127)	$	– 0	–	$	– 0	–	$7,262

Total	$21,389	$(14,127)	$	– 0	–	$	– 0	–	$7,262	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$50,959	$	– 0	–	$	– 0	–	$	– 0	–	$50,959
Citibank, NA	14,127		(14,127)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	52,408		– 0	–		– 0	–		– 0	–	52,408

Total	$117,494		$(14,127)		$	– 0	–	$	– 0	–	$103,367	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$31,636	$(22,025)		$	– 0	–	$	– 0	–	$9,611

Total	$31,636	$(22,025)		$	– 0	–	$	– 0	–	$9,611	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$84,058	$ – 0	–	$	– 0	–	$	– 0	–	$84,058
Citibank, NA	22,025	(22,025)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	84,058	– 0	–		– 0	–		– 0	–	84,058

Total	$190,141	$(22,025)		$	– 0	–	$	– 0	–	$168,116	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$30,099	$(20,579)	$	– 0	–	$	– 0	–	$9,520

Total	$30,099	$(20,579)	$	– 0	–	$	– 0	–	$9,520	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$75,401	$	– 0	–	$	– 0	–	$	– 0	–	$75,401
Citibank, NA	20,579		(20,579)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	75,377		– 0	–		– 0	–		– 0	–	75,377

Total	$171,357		$(20,579)		$	– 0	–	$	– 0	–	$150,778	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$29,202	$(20,245)		$	– 0	–	$	– 0	–	$8,957

Total	$29,202	$(20,245)		$	– 0	–	$	– 0	–	$8,957	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$73,738	$ – 0	–	$	– 0	–	$	– 0	–	$73,738
Citibank, NA	20,245	(20,245)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	72,763	– 0	–		– 0	–		– 0	–	72,763

Total	$166,746	$(20,245)		$	– 0	–	$	– 0	–	$146,501	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$75,951	$(49,835)	$	– 0	–	$	– 0	–	$26,116

Total	$75,951	$(49,835)	$	– 0	–	$	– 0	–	$26,116	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivative Liabilities
Barclays Bank PLC	$184,980	$	– 0	–	$	– 0	–	$(184,980)		$	– 0	–
Citibank, NA	49,835		(49,835)			– 0	–	– 0	–		– 0	–
JPMorgan Chase Bank, NA	182,648		– 0	–		– 0	–	– 0	–		182,648

Total	$417,463		$(49,835)		$	– 0	–	$(184,980)			$182,648	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019

Class A
Shares sold	578,234		1,689,567	$6,535,904		$18,541,423

Shares issued in reinvestment of dividends	72,309		145,207	819,031		1,594,502

Shares converted from Class B	452		286	5,096		3,131

Shares converted from Class C	136,474		190,297	1,546,081		2,088,791

Shares redeemed	(530,595)		(1,937,067)	(6,004,531)		(21,110,298)

Net increase	256,874		88,290	$2,901,581		$1,117,549

Class B
Shares sold	9		55	$100		$600

Shares issued in reinvestment of dividends	3		12	36		128

Shares converted to Class A	(453)		(286)	(5,096)		(3,131)

Shares redeemed	– 0	–	(1)	– 0	–	(5)

Net decrease	(441)		(220)	$(4,960)		$(2,408)

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	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class C
Shares sold	39,904	65,172	$449,697	$715,186

Shares issued in reinvestment of dividends	5,849	17,183	66,129	188,215

Shares converted to Class A	(136,699)	(190,584)	(1,546,081)	(2,088,791)

Shares redeemed	(103,305)	(284,600)	(1,166,471)	(3,106,402)

Net decrease	(194,251)	(392,829)	$(2,196,726)	$(4,291,792)

	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	426,922	851,101	$4,852,154	$9,357,584

Shares issued in reinvestment of dividends and distributions	88,033	202,405	1,001,592	2,233,393

Shares converted from Class B	2,844	681	32,169	7,445

Shares converted from Class C	328,812	232,071	3,743,590	2,555,042

Shares redeemed	(997,862)	(2,754,367)	(11,340,377)	(30,289,820)

Net decrease	(151,251)	(1,468,109)	$(1,710,872)	$(16,136,356)

Class B
Shares issued in reinvestment of dividends and distributions	25	98	$282	$1,079

Shares converted to Class A	(2,852)	(682)	(32,169)	(7,445)

Shares redeemed	(2)	(2,285)	(21)	(25,028)

Net decrease	(2,829)	(2,869)	$(31,908)	$(31,394)

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	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class C
Shares sold	61,534	86,736	$698,153	$952,239

Shares issued in reinvestment of dividends and distributions	19,414	50,437	220,448	555,426

Shares converted to Class A	(329,391)	(232,493)	(3,743,590)	(2,555,042)

Shares redeemed	(100,325)	(614,146)	(1,136,998)	(6,739,175)

Net decrease	(348,768)	(709,466)	$(3,961,987)	$(7,786,552)

Advisor Class
Shares sold	1,033,710	2,559,357	$11,740,650	$28,274,836

Shares issued in reinvestment of dividends and distributions	39,982	71,838	454,754	792,588

Shares redeemed	(557,036)	(2,083,302)	(6,323,569)	(22,942,182)

Net increase	516,656	547,893	$5,871,835	$6,125,242

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	197,775	792,830	$2,073,898	$7,953,135

Shares issued in reinvestment of dividends and distributions	37,958	88,911	395,767	897,061

Shares converted from Class B	2,984	616	31,044	6,242

Shares converted from Class C	93,832	40,461	979,049	407,536

Shares redeemed	(190,794)	(1,958,734)	(1,982,449)	(19,647,771)

Net increase (decrease)	141,755	(1,035,916)	$1,497,309	$(10,383,797)

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AB Minnesota Portfolio
Shares	Amount
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class B
Shares sold	– 0	–	532	$	– 0	–	$5,400

Shares issued in reinvestment of dividends and distributions	17	60	174	608

Shares converted to Class A	(2,981)	(615)	(31,044)	(6,242)

Shares redeemed	(16)	– 0	–	(157)	– 0	–

Net decrease	(2,980)	(23)	$(31,027)	$(234)

Class C
Shares sold	36,636	23,502	$381,890	$236,729

Shares issued in reinvestment of dividends and distributions	3,892	10,453	40,633	105,540

Shares converted to Class A	(93,742)	(40,421)	(979,049)	(407,536)

Shares redeemed	(35,695)	(198,274)	(372,748)	(1,994,281)

Net decrease	(88,909)	(204,740)	$(929,274)	$(2,059,548)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	215,134	649,041	$2,137,934	$6,204,598

Shares issued in reinvestment of dividends	59,510	147,198	590,873	1,414,520

Shares converted from Class B	1,415	13,807	13,969	131,530

Shares converted from Class C	113,743	157,763	1,126,144	1,511,743

Shares redeemed	(541,629)	(2,552,525)	(5,370,292)	(24,492,490)

Net decrease	(151,827)	(1,584,716)	$(1,501,372)	$(15,230,099)

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	AB New Jersey Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019

Class B
Shares sold	28		156	$273		$1,500

Shares issued in reinvestment of dividends	13		36	129		342

Shares converted to Class A	(1,415)		(13,807)	(13,969)		(131,530)

Shares redeemed	– 0	–	(5)	– 0	–	(46)

Net decrease	(1,374)		(13,620)	$(13,567)		$(129,734)

Class C
Shares sold	41,694		66,186	$413,200		$634,575

Shares issued in reinvestment of dividends	7,996		20,980	79,438		201,758

Shares converted to Class A	(113,651)		(157,685)	(1,126,144)		(1,511,743)

Shares redeemed	(56,847)		(342,581)	(564,000)		(3,281,948)

Net decrease	(120,808)		(413,100)	$(1,197,506)		$(3,957,358)

	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	150,903	389,202	$1,525,305	$3,813,996

Shares issued in reinvestment of dividends	56,274	124,929	568,639	1,226,734

Shares converted from Class B	2,725	408	27,398	3,999

Shares converted from Class C	66,712	107,607	674,042	1,058,810

Shares redeemed	(730,324)	(1,191,688)	(7,371,517)	(11,658,480)

Net decrease	(453,710)	(569,542)	$(4,576,133)	$(5,554,941)

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	AB Ohio Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019

Class B
Shares sold	90		367	$901		$3,600

Shares issued in reinvestment of dividends	21		57	214		553

Shares converted to Class A	(2,728)		(408)	(27,398)		(3,999)

Shares redeemed	– 0	–	(1)	– 0	–	(6)

Net increase (decrease)	(2,617)		15	$(26,283)		$148

Class C
Shares sold	6,585		46,997	$66,519		$459,379

Shares issued in reinvestment of dividends	5,519		15,783	55,732		154,806

Shares converted to Class A	(66,715)		(107,655)	(674,042)		(1,058,810)

Shares redeemed	(24,953)		(369,620)	(251,032)		(3,620,793)

Net decrease	(79,564)		(414,495)	$(802,823)		$(4,065,418)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	228,865	625,667	$2,433,396	$6,395,077

Shares issued in reinvestment of dividends	56,402	127,983	600,505	1,320,216

Shares converted from Class B	1,764	1,602	18,676	16,507

Shares converted from Class C	130,382	79,580	1,384,416	815,560

Shares redeemed	(361,843)	(1,566,199)	(3,842,980)	(16,053,919)

Net increase (decrease)	55,570	(731,367)	$594,013	$(7,506,559)

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	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class B
Shares sold	51	319	$540	$3,290

Shares issued in reinvestment of dividends	16	67	170	684

Shares converted to Class A	(1,763)	(1,602)	(18,676)	(16,507)

Shares redeemed	(244)	(256)	(2,592)	(2,638)

Net decrease	(1,940)	(1,472)	$(20,558)	$(15,171)

Class C
Shares sold	2,174	3,824	$23,200	$39,301

Shares issued in reinvestment of dividends	4,142	12,565	44,084	129,655

Shares converted to Class A	(130,330)	(79,562)	(1,384,416)	(815,560)

Shares redeemed	(43,880)	(139,698)	(467,498)	(1,439,324)

Net decrease	(167,894)	(202,871)	$(1,784,630)	$(2,085,928)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Class A
Shares sold	545,261	711,962	$6,165,422	$7,783,315

Shares issued in reinvestment of dividends	86,608	187,259	978,660	2,050,178

Shares converted from Class B	4,397	1,188	49,423	12,993

Shares converted from Class C	383,552	332,543	4,332,463	3,637,540

Shares redeemed	(844,525)	(2,582,187)	(9,503,072)	(28,188,462)

Net increase (decrease)	175,293	(1,349,235)	$2,022,896	$(14,704,436)

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	AB Virginia Portfolio
	Shares			Amount
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)			Year Ended May 31, 2019

Class B
Shares sold	– 0	–	1,374	$	– 0	–	$15,050

Shares issued in reinvestment of dividends	16		92		167		1,000

Shares converted to Class A	(4,405)		(1,191)		(49,423)		(12,993)

Shares redeemed	– 0	–	(102)		– 0	–	(1,109)

Net increase (decrease)	(4,389)		173		$(49,256)		$1,948

Class C
Shares sold	157,106		99,017		$1,767,992		$1,081,520

Shares issued in reinvestment of dividends	16,379		45,731		184,559		499,239

Shares converted to Class A	(384,574)		(333,420)		(4,332,463)		(3,637,540)

Shares redeemed	(164,895)		(558,671)		(1,854,704)		(6,079,210)

Net decrease	(375,984)		(747,343)		$(4,234,616)		$(8,135,991)

Advisor Class
Shares sold	961,715		2,596,449		$10,856,280		$28,491,617

Shares issued in reinvestment of dividends	39,412		63,766		445,472		699,350

Shares redeemed	(854,532)		(1,434,792)		(9,684,691)		(15,658,533)

Net increase	146,595		1,225,423		$1,617,061		$13,532,434

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could

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also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

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LIBOR Risk—A Portfolio may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds

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and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2019.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2019 and May 31, 2018 were as follows:

AB Arizona Portfolio	2019		2018
Distributions paid from:
Ordinary income	$32,192		$14,347

Total taxable distributions	32,192		14,347
Tax exempt distributions	3,200,074		3,394,765

Total distributions paid	$3,232,266		$3,409,112

AB Massachusetts Portfolio	2019		2018
Distributions paid from:
Ordinary income	$59,342		$173,558
Long-term capital gains	– 0	–	240,989

Total taxable distributions	59,342		414,547
Tax exempt distributions	6,198,873		6,827,835

Total distributions paid	$6,258,215		$7,242,382

AB Minnesota Portfolio	2019		2018
Distributions paid from:
Ordinary income	$6,544		$13,634
Long-term capital gains	– 0	–	48,742

Total taxable distributions	6,544		62,376
Tax exempt distributions	1,574,514		2,010,820

Total distributions paid	$1,581,058		$2,073,196

AB New Jersey Portfolio	2019		2018
Distributions paid from:
Ordinary income	$18,050		$17,189

Total taxable distributions	18,050		17,189
Tax exempt distributions	3,066,235		3,372,453

Total distributions paid	$3,084,285		$3,389,642

AB Ohio Portfolio	2019		2018
Distributions paid from:
Ordinary income	$8,232		$15,262

Total taxable distributions	8,232		15,262
Tax exempt distributions	2,408,020		2,524,651

Total distributions paid	$2,416,252		$2,539,913

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio	2019	2018
Distributions paid from:
Ordinary income	$8,855	$13,038

Total taxable distributions	8,855	13,038
Tax exempt distributions	2,503,107	2,567,379

Total distributions paid	$2,511,962	$2,580,417

AB Virginia Portfolio	2019	2018
Distributions paid from:
Ordinary income	$33,536	$152,094

Total taxable distributions	33,536	152,094
Tax exempt distributions	5,827,813	6,176,205

Total distributions paid	$5,861,349	$6,328,299

As of May 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$	– 0	–	$(766,827)	$5,464,924	$4,698,097
AB Massachusetts		– 0	–	(164,197)	11,605,165	11,440,968
AB Minnesota		– 0	–	(101,289)	3,583,081	3,481,792
AB New Jersey		– 0	–	(1,460,353)	6,265,253	4,804,900
AB Ohio		– 0	–	(3,957,579)	3,937,382	(20,197)
AB Pennsylvania		13,151		(356,620)	4,230,426	3,886,957
AB Virginia		– 0	–	(844,227)	10,016,915	9,172,688

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2019, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $766,827, $164,197, $101,289, $1,460,353, $3,957,579, $356,620, and $844,227, respectively. During the current fiscal year, AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio utilized $52,768, $858,729, $758,638, $224,784, and $1,035,248 of capital loss carryforwards to offset current year net realized gains. AB New Jersey Portfolio also had $95,620 of capital loss carryforwards expire during the fiscal year.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps and the tax deferral of losses on wash sales.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration.

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NOTES TO FINANCIAL STATEMENTS (continued)

Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2019, the Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount			Expiration
AB Arizona	$776,827	$	– 0	–	No Expiration
AB Massachusetts	164,197		– 0	–	No Expiration
AB Minnesota	101,289		– 0	–	No Expiration
AB New Jersey	1,460,353		– 0	–	No Expiration
AB Ohio	1,630,012		2,327,567		No Expiration
AB Pennsylvania	54,620		302,000		No Expiration
AB Virginia	844,227		– 0	–	No Expiration

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Portfolios have adopted ASU 2017-08, which did not have a material impact on the Portfolios’ financial position or the results of its operations, and had no impact on the Portfolios’ net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.22		$ 10.98	$ 11.16	$ 11.36	$ 11.01	$ 11.05	$ 10.72

Income From Investment Operations

Net investment income(b)(c)	.16		.32	.32	.34	.35	.25	.40

Net realized and unrealized gain (loss) on investment transactions	.09		.24	(.18)	(.20)	.35	(.04)	.33

Net increase in net asset value from operations	.25		.56	.14	.14	.70	.21	.73

Less: Dividends

Dividends from net investment income	(.16)		(.32)	(.32)	(.34)	(.35)	(.25)	(.40)

Net asset value, end of period	$ 11.31		$ 11.22	$ 10.98	$ 11.16	$ 11.36	$ 11.01	$ 11.05

Total Return

Total investment return based on net asset value(d)	2.18%		5.19%	1.30%	1.28%	6.50%	1.94%	6.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,009		$105,254	$102,020	$105,539	$106,037	$104,489	$107,843

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.78	%^	.78%	.79%	.78%	.78%	.80%^	.79%

Expenses, before waivers/reimbursements(e)	.98	%^	1.01%	1.00%	.97%	.96%	1.00%^	.99%

Net investment income(c)	2.75	%^	2.90%	2.92%	3.04%	3.17%	3.43%^	3.65%

Portfolio turnover rate	3%		12%	12%	12%	11%	21%	15%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.20		$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70

Income From Investment Operations

Net investment income(b)(c)	.11		.24	.24	.26	.27	.20	.32

Net realized and unrealized gain (loss) on investment transactions	.09		.24	(.18)	(.21)	.36	(.04)	.33

Net increase in net asset value from operations	.20		.48	.06	.05	.63	.16	.65

Less: Dividends

Dividends from net investment income	(.11)		(.24)	(.24)	(.26)	(.27)	(.20)	(.32)

Net asset value, end of period	$ 11.29		$ 11.20	$ 10.96	$ 11.14	$ 11.35	$ 10.99	$ 11.03

Total Return

Total investment return based on net asset value(d)	1.80%		4.41%	.55%	.44%	5.81%	1.45%	6.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,115		$12,211	$16,254	$19,454	$25,550	$24,900	$25,203

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.53	%^	1.53%	1.54%	1.53%	1.53%	1.53%^	1.49%

Expenses, before waivers/reimbursements(e)	1.73	%^	1.76%	1.75%	1.72%	1.71%	1.72%^	1.70%

Net investment income(c)	2.00	%^	2.15%	2.18%	2.29%	2.43%	2.71%^	2.96%

Portfolio turnover rate	3%		12%	12%	12%	11%	21%	15%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.28	$ 11.09	$ 11.35	$ 11.61	$ 11.37	$ 11.36	$ 11.05

Income From Investment Operations

Net investment income(b)(c)	.16	.33	.32	.33	.35	.24	.37

Net realized and unrealized gain (loss) on investment transactions	.07	.19	(.24)	(.24)	.25	.02	.33

Net increase in net asset value from operations	.23	.52	.08	.09	.60	.26	.70

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.33)	(.33)	(.35)	(.36)	(.25)	(.39)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.33)	(.34)	(.35)	(.36)	(.25)	(.39)

Net asset value, end of period	$ 11.35	$ 11.28	$ 11.09	$ 11.35	$ 11.61	$ 11.37	$ 11.36

Total Return

Total investment return based on net asset value(d)	2.07%	4.76%	.75%	.78%	5.38%	2.26%	6.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,072	$126,955	$141,078	$163,988	$189,259	$188,934	$194,274

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.78	%^	.78%	.78%	.77%	.77%	.80	%^	.82%

Expenses, before waivers/reimbursements(e)	.89	%^	.90%	.89%	.88%	.87%	.90	%^	.91%

Net investment income(c)	2.82	%^	2.95%	2.89%	2.92%	3.04%	3.10	%^	3.35%

Portfolio turnover rate	2%	12%	19%	13%	15%	12%	9%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.26	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.24	.25	.26	.18	.30

Net realized and unrealized gain (loss) on investment transactions	.07	.20	(.24)	(.25)	.26	.02	.32

Net increase in net asset value from operations	.19	.44	.00	(f)	.00	(f)	.52	.20	.62

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.25)	(.25)	(.26)	(.28)	(.19)	(.31)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.25)	(.26)	(.26)	(.28)	(.19)	(.31)

Net asset value, end of period	$ 11.33	$ 11.26	$ 11.07	$ 11.33	$ 11.59	$ 11.35	$ 11.34

Total Return

Total investment return based on net asset value(d)	1.69%	3.99%	(.01)%	.03%	4.61%	1.77%	5.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,623	$29,381	$36,735	$45,530	$54,482	$53,570	$54,108

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.53	%^	1.53%	1.53%	1.52%	1.52%	1.52	%^	1.52%

Expenses, before waivers/reimbursements(e)	1.64	%^	1.65%	1.64%	1.63%	1.63%	1.63	%^	1.61%

Net investment income(c)	2.08	%^	2.20%	2.14%	2.17%	2.29%	2.39	%^	2.67%

Portfolio turnover rate	2%	12%	19%	13%	15%	12%	9%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	July 25, 2016(g) to May 31,
2019	2018	2017

Net asset value, beginning of period	$ 11.27	$ 11.08	$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(b)(c)	.18	.35	.35	.30

Net realized and unrealized gain (loss) on investment transactions	.08	.20	(.24)	(.36)

Net increase (decrease) in net asset value from operations	.26	.55	.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.36)	(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.18)	(.36)	(.37)	(.32)

Net asset value, end of period	$ 11.35	$ 11.27	$ 11.08	$ 11.34

Total Return

Total investment return based on net asset value(d)	2.29%	5.03%	1.00%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,121	$57,879	$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.53	%^	.53%	.54%	.52	%^

Expenses, before waivers/reimbursements(e)	.64	%^	.65%	.64%	.65	%^

Net investment income(c)	3.07	%^	3.20%	3.14%	3.22	%^

Portfolio turnover rate	2%	12%	19%	13%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.33	$ 10.54	$ 10.33	$ 10.46	$ 10.13

Income From Investment Operations

Net investment income(b)(c)	.13	.28	.28	.29	.31	.20	.31

Net realized and unrealized gain (loss) on investment transactions	.08	.22	(.21)	(.19)	.22	(.06)	.35

Net increase in net asset value from operations	.21	.50	.07	.10	.53	.14	.66

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.28)	(.28)	(.29)	(.32)	(.21)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.02)	– 0	–	(.06)	– 0	–

Total dividends and distributions	(.13)	(.28)	(.29)	(.31)	(.32)	(.27)	(.33)

Net asset value, end of period	$ 10.41	$ 10.33	$ 10.11	$ 10.33	$ 10.54	$ 10.33	$ 10.46

Total Return

Total investment return based on net asset value(d)	2.06%	5.01%	.69%	1.03%	5.24%	1.37%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,480	$51,638	$60,997	$67,611	$67,380	$70,197	$69,595

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.85	%^	.87%	.86%	.85%	.86%	.88	%^	.90%

Expenses, before waivers/reimbursements(e)	1.24	%^	1.27%	1.17%	1.11%	1.08%	1.08	%^	1.09%

Net investment income(c)	2.53	%^	2.73%	2.77%	2.77%	2.94%	2.90	%^	3.04%

Portfolio turnover rate	7%	14%	16%	12%	10%	11%	19%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.34	$ 10.55	$ 10.34	$ 10.47	$ 10.14

Income From Investment Operations

Net investment income(b)(c)	.09	.20	.21	.21	.23	.15	.24

Net realized and unrealized gain (loss) on investment transactions	.07	.23	(.22)	(.18)	.23	(.06)	.35

Net increase (decrease) in net asset value from operations	.16	.43	(.01)	.03	.46	.09	.59

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.20)	(.20)	(.22)	(.25)	(.16)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.02)	– 0	–	(.06)	– 0	–

Total dividends and distributions	(.09)	(.20)	(.21)	(.24)	(.25)	(.22)	(.26)

Net asset value, end of period	$ 10.42	$ 10.35	$ 10.12	$ 10.34	$ 10.55	$ 10.34	$ 10.47

Total Return

Total investment return based on net asset value(d)	1.58%	4.32%	(.06)%	.27%	4.45%	.88%	5.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,345	$6,226	$8,164	$10,984	$16,178	$15,680	$16,126

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.60	%^	1.62%	1.61%	1.60%	1.61%	1.60	%^	1.60%

Expenses, before waivers/reimbursements(e)	1.99	%^	2.02%	1.92%	1.85%	1.84%	1.81	%^	1.79%

Net investment income(c)	1.78	%^	1.98%	2.02%	2.01%	2.18%	2.17	%^	2.34%

Portfolio turnover rate	7%	14%	16%	12%	10%	11%	19%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 9.84		$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55

Income From Investment Operations

Net investment income(b)(c)	.16		.31	.31	.32	.32	.22	.35

Net realized and unrealized gain (loss) on investment transactions	.07		.21	(.15)	(.14)	.28	(.08)	.22

Net increase in net asset value from operations	.23		.52	.16	.18	.60	.14	.57

Less: Dividends

Dividends from net investment income	(.16)		(.31)	(.31)	(.33)	(.34)	(.23)	(.36)

Net asset value, end of period	$ 9.91		$ 9.84	$ 9.63	$ 9.78	$ 9.93	$ 9.67	$ 9.76

Total Return

Total investment return based on net asset value(d)	2.27%		5.53%	1.65%	1.82%	6.27%	1.43%	6.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,069		$79,995	$93,552	$92,494	$87,365	$90,559	$100,039

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.84	%^	.84%	.83%	.82%	.82%	.85%^	.87%

Expenses, before waivers/reimbursements(e)	1.09	%^	1.07%	1.03%	1.01%	.99%	1.00%^	1.00%

Net investment income(c)	3.12	%^	3.23%	3.18%	3.29%	3.33%	3.42%^	3.62%

Portfolio turnover rate	5%		8%	26%	8%	14%	2%	16%
See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 9.85		$ 9.64	$ 9.79	$ 9.93	$ 9.67	$ 9.77	$ 9.55

Income From Investment Operations

Net investment income(b)(c)	.12		.24	.24	.25	.25	.18	.28

Net realized and unrealized gain (loss) on investment transactions	.07		.21	(.15)	(.14)	.27	(.10)	.23

Net increase in net asset value from operations	.19		.45	.09	.11	.52	.08	.51

Less: Dividends

Dividends from net investment income	(.12)		(.24)	(.24)	(.25)	(.26)	(.18)	(.29)

Net asset value, end of period	$ 9.92		$ 9.85	$ 9.64	$ 9.79	$ 9.93	$ 9.67	$ 9.77

Total Return

Total investment return based on net asset value(d)	1.89%		4.74%	.89%	1.15%	5.47%	.84%	5.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,120		$10,244	$14,007	$17,269	$30,094	$28,419	$29,694

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.59	%^	1.59%	1.58%	1.57%	1.57%	1.57%^	1.57%

Expenses, before waivers/reimbursements(e)	1.84	%^	1.82%	1.77%	1.76%	1.74%	1.72%^	1.70%

Net investment income(c)	2.36	%^	2.48%	2.42%	2.53%	2.58%	2.70%^	2.91%

Portfolio turnover rate	5%		8%	26%	8%	14%	2%	16%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.01	$ 9.83	$ 10.05	$ 10.20	$ 9.89	$ 9.93	$ 9.80

Income From Investment Operations

Net investment income(b)(c)	.14	.28	.28	.28	.29	.21	.34

Net realized and unrealized gain (loss) on investment transactions	.08	.19	(.22)	(.15)	.32	(.03)	.14

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.22	.47	.06	.13	.61	.18	.48

Less: Dividends

Dividends from net investment income	(.14)	(.29)	(.28)	(.28)	(.30)	(.22)	(.35)

Net asset value, end of period	$ 10.09	$ 10.01	$ 9.83	$ 10.05	$ 10.20	$ 9.89	$ 9.93

Total Return

Total investment return based on net asset value(d)	2.18%	4.82%	.58%	1.29%	6.29%	1.76%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,524	$75,542	$79,767	$83,417	$87,480	$86,775	$87,685

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.81	%^	.81%	.80%	.80%	.80%	.83	%^	.85%

Expenses, before waivers/reimbursements(e)	1.11	%^	1.11%	1.07%	1.03%	.99%	1.01	%^	1.02%

Net investment income(c)	2.79	%^	2.90%	2.81%	2.76%	2.90%	3.11	%^	3.50%

Portfolio turnover rate	9%	8%	12%	5%	13%	14%	17%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 10.01		$ 9.83	$ 10.04	$ 10.19	$ 9.88	$ 9.92	$ 9.80

Income From Investment Operations

Net investment income(b)(c)	.10		.21	.20	.20	.22	.16	.27

Net realized and unrealized gain (loss) on investment transactions	.07		.18	(.21)	(.15)	.32	(.03)	.14

Net increase (decrease) in net asset value from operations	.17		.39	(.01)	.05	.54	.13	.41

Less: Dividends

Dividends from net investment income	(.10)		(.21)	(.20)	(.20)	(.23)	(.17)	(.29)

Net asset value, end of period	$ 10.08		$ 10.01	$ 9.83	$ 10.04	$ 10.19	$ 9.88	$ 9.92

Total Return

Total investment return based on net asset value(d)	1.69%		4.04%	(.07)%	.53%	5.50%	1.28%	4.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,297		$8,040	$11,967	$13,701	$27,045	$29,673	$31,409

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.57	%^	1.56%	1.55%	1.55%	1.55%	1.55%^	1.55%

Expenses, before waivers/reimbursements(e)	1.86	%^	1.86%	1.82%	1.78%	1.74%	1.74%^	1.72%

Net investment income(c)	2.04	%^	2.15%	2.06%	2.00%	2.15%	2.39%^	2.81%

Portfolio turnover rate	9%		8%	12%	5%	13%	14%	17%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class A
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.55	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11

Income From Investment Operations

Net investment income(b)(c)	.16	.32	.30	.31	.32	.22	.34

Net realized and unrealized gain (loss) on investment transactions	.08	.20	(.19)	(.16)	.28	(.01)	.35

Net increase in net asset value from operations	.24	.52	.11	.15	.60	.21	.69

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.32)	(.30)	(.31)	(.32)	(.22)	(.34)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.16)	(.32)	(.30)	(.31)	(.32)	(.22)	(.37)

Net asset value, end of period	$ 10.63	$ 10.55	$ 10.35	$ 10.54	$ 10.70	$ 10.42	$ 10.43

Total Return

Total investment return based on net asset value(d)	2.22%	5.10%	1.10%	1.41%	5.83%	1.99%	6.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,637	$74,496	$80,666	$83,620	$74,734	$78,907	$82,402

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.85	%^	.86%	.86%	.85%	.85%	.88	%^	.90%

Expenses, before waivers/reimbursements(e)	1.11	%^	1.12%	1.09%	1.05%	1.03%	1.04	%^	1.07%

Net investment income(c)	2.94	%^	3.07%	2.91%	2.91%	3.02%	3.10	%^	3.29%

Portfolio turnover rate	5%	9%	38%	24%	11%	2%	25%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class C
Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.56	$ 10.36	$ 10.55	$ 10.70	$ 10.42	$ 10.43	$ 10.11

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.23	.23	.24	.17	.26

Net realized and unrealized gain (loss) on investment transactions	.06	.20	(.19)	(.15)	.28	(.01)	.35

Net increase in net asset value from operations	.18	.44	.04	.08	.52	.16	.61

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.24)	(.23)	(.23)	(.24)	(.17)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.11)	(.24)	(.23)	(.23)	(.24)	(.17)	(.29)

Net asset value, end of period	$ 10.63	$ 10.56	$ 10.36	$ 10.55	$ 10.70	$ 10.42	$ 10.43

Total Return

Total investment return based on net asset value(d)	1.74%	4.31%	.35%	.74%	5.04%	1.49%	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,975	$6,712	$8,686	$11,237	$22,356	$21,635	$22,057

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.60	%^	1.61%	1.61%	1.60%	1.60%	1.60	%^	1.60%

Expenses, before waivers/reimbursements(e)	1.86	%^	1.87%	1.84%	1.79%	1.78%	1.77	%^	1.77%

Net investment income(c)	2.18	%^	2.31%	2.16%	2.15%	2.27%	2.38	%^	2.59%

Portfolio turnover rate	5%	9%	38%	24%	11%	2%	25%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.19		$ 10.99	$ 11.19	$ 11.39	$ 11.11	$ 11.13	$ 10.70

Income From Investment Operations

Net investment income(b)(c)	.15		.32	.32	.32	.34	.23	.36

Net realized and unrealized gain (loss) on investment transactions	.09		.20	(.20)	(.18)	.29	(.01)	.44

Net increase in net asset value from operations	.24		.52	.12	.14	.63	.22	.80

Less: Dividends

Dividends from net investment income	(.15)		(.32)	(.32)	(.34)	(.35)	(.24)	(.37)

Net asset value, end of period	$ 11.28		$ 11.19	$ 10.99	$ 11.19	$ 11.39	$ 11.11	$ 11.13

Total Return

Total investment return based on net asset value(d)	2.16%		4.80%	1.10%	1.23%	5.77%	1.94%	7.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130,371		$127,353	$139,827	$159,689	$189,953	$181,642	$173,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.80	%^	.81%	.81%	.80%	.80%	.80%^	.80%

Expenses, before waivers/reimbursements(e)	.89	%^	.90%	.89%	.88%	.87%	.90%^	.92%

Net investment income(c)	2.72	%^	2.89%	2.85%	2.89%	3.02%	3.05%^	3.29%

Portfolio turnover rate	3%		6%	18%	16%	7%	5%	8%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)	Year Ended September 30, 2014
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.16		$ 10.96	$ 11.16	$ 11.36	$ 11.08	$ 11.10	$ 10.67

Income From Investment Operations

Net investment income(b)(c)	.11		.23	.23	.24	.25	.17	.28

Net realized and unrealized gain (loss) on investment transactions	.09		.21	(.19)	(.19)	.30	(.01)	.44

Net increase in net asset value from operations	.20		.44	.04	.05	.55	.16	.72

Less: Dividends

Dividends from net investment income	(.11)		(.24)	(.24)	(.25)	(.27)	(.18)	(.29)

Net asset value, end of period	$ 11.25		$ 11.16	$ 10.96	$ 11.16	$ 11.36	$ 11.08	$ 11.10

Total Return

Total investment return based on net asset value(d)	1.79%		4.04%	.35%	.48%	5.00%	1.46%	6.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,756		$27,759	$35,435	$41,823	$56,080	$54,359	$55,038

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.55	%^	1.56%	1.56%	1.55%	1.55%	1.53%^	1.50%

Expenses, before waivers/reimbursements(e)	1.64	%^	1.66%	1.65%	1.63%	1.62%	1.63%^	1.62%

Net investment income(c)	1.97	%^	2.15%	2.11%	2.15%	2.28%	2.34%^	2.60%

Portfolio turnover rate	3%		6%	18%	16%	7%	5%	8%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,		July 25, 2016(g) to May 31, 2017
			2019	2018

Net asset value, beginning of period	$ 11.20		$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(b)(c)	.17		.34	.34	.30

Net realized and unrealized gain (loss) on investment transactions	.09		.22	(.19)	(.29)

Net increase in net asset value from operations	.26		.56	.15	.01

Less: Dividends

Dividends from net investment income	(.17)		(.35)	(.35)	(.31)

Net asset value, end of period	$ 11.29		$ 11.20	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(d)	2.29%		5.16%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,789		$55,678	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55	%^	.56%	.56%	.55%^

Expenses, before waivers/reimbursements(e)	.63	%^	.65%	.64%	.66%^

Net investment income(c)	2.97	%^	3.14%	3.10%	3.24%^

Portfolio turnover rate.	3%		6%	18%	16%

See footnote summary on pages 174-175.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)		Year Ended September 30, 2014
			2019	2018	2017	2016

AB Arizona Portfolio
Class A

Net of waivers	.78	%^	.78%	.78%	.78%	.78%	.78	%^	.78%

Before waivers	.98	%^	1.00%	.99%	.97%	.96%	.97	%^	.98%
Class C

Net of waivers	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.50	%^	1.48%

Before waivers	1.73	%^	1.75%	1.74%	1.72%	1.71%	1.70	%^	1.68%

AB Massachusetts Portfolio
Class A

Net of waivers	.77	%^	.77%	.77%	N/A	N/A	N/A		N/A

Before waivers	.88	%^	.89%	.88%	N/A	N/A	N/A		N/A
Class C

Net of waivers	1.52	%^	1.52%	1.52%	N/A	N/A	N/A		N/A

Before waivers	1.64	%^	1.64%	1.63%	N/A	N/A	N/A		N/A
Advisor Class

Net of waivers	.52	%^	.52%	.52%	N/A	N/A	N/A		N/A

Before waivers	.63	%^	.64%	.63%	N/A	N/A	N/A		N/A

AB Minnesota Portfolio
Class A

Net of waivers	N/A		.85%	.85%	.85%	.85%	.88	%^	.90%

Before waivers	N/A		1.26%	1.16%	1.11%	1.08%	1.08	%^	1.09%
Class C

Net of waivers	N/A		1.60%	1.60%	1.60%	1.60%	1.60	%^	1.60%

Before waivers	N/A		2.01%	1.91%	1.85%	1.83%	1.81	%^	1.79%

AB New Jersey Portfolio
Class A

Net of waivers	.82	%^	.82%	.82%	N/A	N/A	N/A		N/A

Before waivers	1.07	%^	1.05%	1.02%	N/A	N/A	N/A		N/A
Class C

Net of waivers	1.57	%^	1.57%	1.57%	N/A	N/A	N/A		N/A

Before waivers	1.82	%^	1.80%	1.77%	N/A	N/A	N/A		N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,				October 1, 2014 to May 31, 2015(a)		Year Ended September 30, 2014
			2019	2018	2017	2016

AB Ohio Portfolio
Class A

Net of waivers	.80	%^	.80%	.80%	.80%	.80%	.83	%^	.85%

Before waivers	1.09	%^	1.10%	1.06%	1.03%	.99%	1.01	%^	1.01%
Class C

Net of waivers	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55	%^	1.55%

Before waivers	1.84	%^	1.85%	1.82%	1.78%	1.74%	1.74	%^	1.72%

AB Pennsylvania Portfolio
Class A

Net of waivers	.85	%^	.85%	.85%	N/A	N/A	N/A		N/A

Before waivers	1.11	%^	1.11%	1.08%	N/A	N/A	N/A		N/A
Class C

Net of waivers	1.60	%^	1.60%	1.60%	N/A	N/A	N/A		N/A

Before waivers	1.86	%^	1.86%	1.83%	N/A	N/A	N/A		N/A

AB Virginia Portfolio
Class A

Net of waivers	N/A		.80%	.80%	N/A	N/A	N/A		N/A

Before waivers	N/A		.90%	.88%	N/A	N/A	N/A		N/A
Class C

Net of waivers	N/A		1.55%	1.55%	N/A	N/A	N/A		N/A

Before waivers	N/A		1.65%	1.64%	N/A	N/A	N/A		N/A
Advisor Class

Net of waivers	N/A		.55%	.55%	N/A	N/A	N/A		N/A

Before waivers	N/A		.65%	.63%	N/A	N/A	N/A		N/A

(f)	Amount is less than $.005.

(g)	Commencement of distributions.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez,(1)* Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

R. B. “Guy” Davidson III,(2) Senior Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

*

Mr. Bermudez will join the Board on January 1, 2020. He will be a member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee when he joins the Board.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 4-6, 2019 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying fund advised by the Adviser in which the Funds invest.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different

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directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s

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relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in 2018. The directors concluded that the Adviser’s level of profitability from its relationship with AB Minnesota Portfolio in 2017 and with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s recent unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such

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Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB Minnesota Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its

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overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

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NOTES

abfunds.com	AB MUNICIPAL INCOME FUND II | 183

NOTES

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1119

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 27, 2020